As filed with the Securities and Exchange Commission on April 15, 2013

Registration No. 333-[            ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO.	☐

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

c/o REICH & TANG ASSET MANAGEMENT, LLC

1411 BROADWAY, 28th FLOOR

NEW YORK, NEW YORK 10018

(Address of Principal Executive Offices)

(212) 830-5200

(Registrant’s Telephone Number)

Christine Manna

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and Address of Agent for Service)

with copies to:

Michael R. Rosella, Esq.

Paul Hastings LLP

75 East 55th Street

New York, New York 10022

Phone No.: (212) 318-6800

Fax No.: (212) 319-4090

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on May 15, 2013, pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is due because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Title of Securities Being Registered	Class A Shares, par value $0.001 per share, of the California Daily Tax Free Income Fund, Inc.

Class B Shares, par value $0.001 per share, of the California Daily Tax Free Income Fund, Inc.

HighMark California Tax-Free Money Market Fund

HIGHMARK FUNDS

350 California Street, Suite 1600

San Francisco, CA 94104

800-433-6884

[    ], 2013

Dear Shareholder:

Enclosed please find several documents that are being furnished to you in connection with a Special Meeting of Shareholders (the “Meeting”) of HighMark California Tax-Free Money Market Fund (the “Acquired Fund”), a series of HighMark Funds, a Massachusetts business trust. The Meeting will be held at the offices of [BNY Mellon Asset Servicing at 201 Washington Street, 34th Floor, Boston, MA 02108], on July [11], 2013, at 3:00 p.m. [Eastern Time]. We hope this material will receive your immediate attention.

At the Meeting, shareholders of the Acquired Fund will be asked to consider and approve the reorganization of the Acquired Fund into California Daily Tax Free Income Fund, Inc., a Maryland corporation (the “Acquiring Fund”) advised by Reich & Tang Asset Management, LLC (“RTAM”). If shareholders of the Acquired Fund approve the proposed reorganization and if the other conditions to the reorganization are satisfied, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities that are disclosed and/or reflected in the net asset value of the Acquired Fund (as described in the enclosed combined Prospectus/Proxy Statement). After these transfers, Class A shares of the Acquiring Fund will be distributed to Class A and Class S shareholders of the Acquired Fund, respectively, Class B shares of the Acquiring Fund will be distributed to Fiduciary Shares shareholders of the Acquired Fund, then the Acquired Fund would be liquidated and dissolved.

Shareholders of four other series of HighMark Funds (the “Other Acquired Funds”) will also be asked at the Meeting to consider and approve the reorganizations of such series into certain portfolios of Daily Income Fund, Inc., which is also advised by RTAM. The reorganization of the Acquired Fund into the Acquiring Fund is not contingent upon the shareholders of all four Other Acquired Funds approving their respective reorganizations.

While the reorganization will bring about some changes, we expect that it will offer you the following strengths or advantages:

Strength of fund management. Oversight of the Acquiring Fund will be provided by the Board of Directors of the Acquiring Fund, and portfolio management of the Acquiring Fund will be provided by RTAM.

Potential for enhanced efficiencies. It is expected that shareholders of the Acquired Fund will be shareholders of a larger fund upon the reorganization. A larger fund may realize efficiencies that can reduce its expenses.

Cost of reorganization. The reorganization is intended to be tax-free for U.S. federal income tax purposes, and no expenses of the reorganization will be borne by shareholders of the Acquired Fund or the Acquiring Fund.

Lower contractual advisory fee rates and expense caps. The contractual advisory fee rate payable by the Acquiring Fund is the same as the contractual advisory fee rate currently payable by the Acquired Fund, and the expense caps of the Acquiring Fund are the same or lower than the expense caps of the Acquired Fund for the two-year contractual period.

Commitment to shareholders. RTAM is committed to shareholders in terms of communications and service. As a shareholder of the Acquiring Fund, you should expect to continue to receive the high level of shareholder services you receive as a shareholder of the Acquired Fund.

More information on the specific details and reasons for the reorganization are contained in the enclosed combined Prospectus/Proxy Statement. The Notice of Special Meeting of Shareholders and the proxy card are also enclosed. Please read these documents carefully.

THE BOARD OF TRUSTEES OF HIGHMARK FUNDS HAS APPROVED THE PROPOSED REORGANIZATION AND RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSED REORGANIZATION.

We welcome your attendance at the Meeting. Your vote is important to us. If you are unable to attend the meeting in person, we urge you to vote your proxy by mail, so your shares may be voted according to your instructions.

Sincerely,

Dennis Mooradian

President

Acquisition of the assets of

HighMark California Tax-Free Money Market Fund

a series of HighMark Funds

By and in exchange for shares of

California Daily Tax Free Income Fund, Inc.

Important Information to Help You Understand the Proposed Reorganization

While we strongly encourage you to read the full text of the enclosed Combined Prospectus/Proxy Statement, we are also providing you with a brief overview of the proposal.

Questions & Answers

Why is a shareholder meeting being held?

You are being asked to approve an agreement and plan of reorganization (the “Plan”) between HighMark Funds, a Massachusetts business trust (the “Trust”), on behalf of its series, the HighMark California Tax-Free Money Market Fund (the “Acquired Fund”), and California Daily Tax Free Income Fund, Inc., a Maryland corporation (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”). If the proposed reorganization is approved and completed, you will become a shareholder of the Acquiring Fund, and the Acquired Fund will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed reorganization and for a more complete description of the Acquiring Fund.

How will the reorganization affect me?

If shareholders of the Acquired Fund approve the proposed reorganization and the other conditions to effect the reorganization are satisfied, all of the assets and liabilities that are disclosed and/or reflected in the net asset value of the Acquired Fund (as described in the enclosed Combined Prospectus/Proxy Statement) will be transferred to, and combined with, those of the Acquiring Fund and you will receive shares of the Acquiring Fund. If you are a Class A shareholder of the Acquired Fund and the reorganization is consummated, then you will receive Class A shares of the Acquiring Fund; if you are a Class S shareholder of the Acquired Fund, then you will receive Class A shares of the Acquiring Fund; and if you are a Fiduciary Shares shareholder of the Acquired Fund, then you will receive Class B shares of the Acquiring Fund. The aggregate net asset value of the shares you receive in the reorganization will equal the aggregate net asset value of the shares you own immediately prior to the reorganization.

Union Bank, N.A. (“UB”) and Union Banc Investment Services (“UBIS”) currently may receive shareholder servicing fees or other compensation from the Acquired Fund, and if the reorganization with respect to the Acquired Fund is approved, UB and UBIS may receive shareholder servicing fees or other compensation of up to 0.50% of the net assets of any Class A Shares of the Acquired Fund and up to 0.25% of the net assets of any Class B Shares of the Acquired Fund that are held by clients of UB or UBIS for the first two years after such reorganization. After that period, UB and UBIS may receive up to 0.71% in fees for shareholder servicing or other services.

If the reorganization is approved by shareholders of the Acquired Fund, all shareholders in the Acquired Fund as of the closing date will automatically be invested in the Acquiring Fund, without further shareholder action. However, you may direct at any time the sale of your account’s shares in the Acquired Fund before the reorganization or in the Acquiring Fund after the reorganization (if it occurs) in accordance with your account’s governing documents. If your account is using the Money Market Mutual Fund Sweep service (“sweep”), you may either change the sweep vehicle, discontinue the sweep service, or instruct sale of the shares of the Acquired Fund or Acquiring Fund, as applicable.

If the reorganization is approved by shareholders of the Acquired Fund and shares of the Acquired Fund are held by you as of the closing date of the reorganization, you will be deemed to have consented to your continued holding of the Acquiring Fund shares and the payment of shareholder servicing fees or other compensation to UB or its affiliates as disclosed above, until you direct the sale of your account’s Acquiring Fund shares or change or discontinue your sweep service. Shareholders that hold the Acquired Fund as a sweep option in a UBIS account may also receive a separate notice from UBIS to the extent required by applicable FINRA Rules.

Why has the Board of Trustees of HighMark Funds recommended that I vote in favor of approving the reorganization?

(i)

Among the factors the Board of Trustees of HighMark Funds considered in recommending the reorganization were the following:

1.	Similarities and differences between the investment strategies of the Acquired Fund and the Acquiring Fund.

2.	Shareholders will not bear any direct expenses in connection with the reorganization.

3.	The reorganization is expected to be a non-taxable event for U.S. federal income tax purposes.

4.	The Acquiring Fund’s performance for the short, intermediate and long-term time periods.

5.	Reich & Tang Asset Management, LLC’s (“RTAM’s”) commitment to the money market mutual fund business.

6.	RTAM’s substantial experience with money market mutual funds.

7.	Economies of scale available to shareholders through the consolidation of the Acquired Fund and the Acquiring Fund.

8.	The overall net expenses: (i) lower contractual expense caps for a two-year period for Class S shareholders and (ii) the same contractual expense caps for a two-year period for Class A and Fiduciary Shares shareholders.

For a more complete discussion of factors affecting the HighMark Funds’ Board of Trustees’ decision, please see “Key Information about the Reorganization” in the Combined Prospectus/Proxy Statement.

Does the Board of Trustees of HighMark Funds believe the reorganization is in the Acquired Fund’s best interests?

Yes. In approving the reorganization, the Board of Trustees of HighMark Funds (including all of the independent trustees) determined that the reorganization is in the best interests of the Acquired Fund’s shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the reorganization. In connection with the reorganization, you will receive Class A, Class A or Class B shares of the Acquiring Fund that are equal in value to your Class A, Class S or Fiduciary Shares of the Acquired Fund, respectively. The Board of Trustees of HighMark Funds believes that reorganizing the Acquired Fund into the Acquiring Fund offers you potential benefits as described in the Combined Prospectus/Proxy Statement, including the opportunity to: (i) be a shareholder of a fund that has similar investment policies, strategies and risks in a tax free reorganization, and has an identical advisory fee rate and an equal or lower gross expense ratio, before giving effect to any expense waivers or reimbursements, and (ii) potentially achieve increased economies of scale with respect to portfolio management, administration and operations. The Acquired Fund’s total annual operating expense ratio for the last fiscal year for Class A shares was 1.02%, for Class S shares was 1.07% and for Fiduciary Shares was 0.77%, which is higher than that of the Acquiring Funds’ Class A, Class A and Class B shares, which were 0.88%, 0.88% and 0.68%, respectively. The Acquired Fund’s net expense ratio for the last fiscal year for Class A shares was 0.80%, for Class S shares was 1.05% and for Fiduciary Shares was 0.55%, as compared to the Acquiring Fund’s net expense ratio for Class A, Class A and Class B shares, which were 0.88%, 0.88% and 0.68%, respectively. The net expense ratio for the Acquiring Fund’s Class A shares is higher than for the Acquired Fund’s Class A shares but lower than for the Acquired Fund’s Class S shares and the net expense ratio for the Acquiring Fund’s Class B shares is higher than for the Acquired Fund’s Fiduciary Shares. For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Class A shares of the Acquiring Fund will be 0.80% and of the Class B shares of the Acquiring Fund will be 0.55%, which is the same as the shares of the Class A and Fiduciary Shares and lower than the Class S shares of the Acquired Fund you currently own. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Class A shares and Class B shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.12%.

In the reorganization, will I receive shares of the Acquiring Fund of the same class as the shares of the Acquired Fund that I now own?

As discussed above, if you are a Class A shareholder of the Acquired Fund and the reorganization is consummated, then you will receive Class A shares of the Acquiring Fund; if you are a Class S shareholder of the Acquired Fund, then you will receive Class A shares of the Acquiring Fund; and if you are a Fiduciary Shares shareholder of the Acquired Fund, then you will receive Class B shares of the Acquiring Fund. Class A shares of the Acquiring Fund have a Rule 12b-1 fee of 0.20%, which is lower than the Rule 12b-1 fee of 0.25% and 0.55% for Class A shares and Class S shares of the Acquired Fund, respectively. Both Class B shares of the Acquiring Fund and Fiduciary Shares of the Acquired Fund have no Rule 12b-1 fee. For more detailed fee and expense information about each Acquired Fund’s classes and each Acquiring Fund’s classes, please see page [    ] in the Combined Prospectus/Proxy Statement.

(ii)

Will my privileges as a shareholder change after the reorganization?

Your rights as a shareholder will not change in any substantial way as a result of the reorganization; however, you will be a shareholder of the Acquiring Fund rather than of the Acquired Fund. As a shareholder of the Acquired Fund, you are currently a shareholder of a fund that is a series of a Massachusetts business trust and after the reorganization you will become a shareholder of a fund that is a Maryland corporation. As described in the Combined Prospectus/Proxy Statement, there are certain differences between Massachusetts business trusts and Maryland corporations with respect to shareholder rights.

Who will advise the Acquiring Fund once the reorganization is complete?

RTAM will continue to manage the Acquiring Fund once the reorganization is completed.

How will the Acquired Fund’s service providers change?

The service providers to the Acquiring Fund are different than for the Acquired Fund. The Bank of New York Mellon serves as custodian for the Acquiring Fund. In addition to providing investment advisory services, RTAM also provides administrative services to the Acquiring Fund, including clerical, accounting supervision, office service and related functions. In contrast, UB” serves as custodian to the Acquired Fund. The Acquired Fund’s investment adviser, HighMark Capital Management, Inc. (“HCM”), also provides administrative services to the Acquired Fund and has hired BNY Mellon Investment Servicing (US) Inc. to provide sub-administrative services. HCM and BNY Mellon Investment Servicing (US) Inc. will no longer provide services to the Acquired Fund or the Acquiring Fund after the reorganization is complete. However, UB, and its affiliate, UBIS, and agents thereof will continue to provide shareholder servicing for shareholders who are clients of UB or UBIS with respect to the Acquiring Fund shares that such shareholders receive in the reorganization. Accordingly, such shareholders can continue to direct all inquiries and transaction requests concerning their investment in the Acquiring Fund to the same persons or group that such shareholders would do so today with respect to the Acquired Fund. Such shareholders’ statements will continue to be sent from the same persons or group from whom they receive statements today with respect to the Acquired Fund.

The Acquired Fund’s transfer agent is Boston Financial Data Services, Inc. (“BFDS”). The Acquiring Fund’s transfer agent is Reich & Tang Services, Inc. (“RTS”). BFDS will no longer provide services to the Acquired Fund after the reorganization is complete.

What happens if the reorganization is not approved?

If the reorganization is not approved, the Board of Trustees of HighMark Funds may consider other alternatives. If no suitable alternative can be found, the Board of Trustees of HighMark Funds may consider the liquidation of the Acquired Fund.

Will I have to pay any federal income taxes as a result of the reorganization?

The reorganization is expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If the reorganization so qualifies, in general, the Acquired Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities that are disclosed and/or reflected in the net asset value of the Acquired Fund (as described in the enclosed Combined Prospectus/Proxy Statement) in exchange solely for shares of the Acquiring Fund and the assumption of its liabilities by the Acquiring Fund, or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of the Acquiring Fund in connection with the reorganization.

Who will pay for the reorganization?

The expenses incurred in connection with the reorganization will borne by the Acquired Fund’s investment adviser and the Acquiring Fund’s investment adviser, and are anticipated to be approximately $[337,500].

[In addition, in respect of acts or omissions occurring prior to the closing date, either (i) HighMark Funds will provide certain trustees’ liability insurance to the independent trustees of HighMark Funds’ Board of Trustees, the cost of which will be paid by HighMark Capital Management, Inc. (“HCM”), the Acquired Fund’s investment adviser, and/or HCM will separately indemnify the independent trustees, provided that HCM will not indemnify the independent trustees for liability to which they would otherwise be subject by reason of their own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

On April [ ], 2013, the Board of Trustees of HighMark Funds terminated the trustee fee deferral plan available to HighMark Funds’ trustees. Amounts deferred and not yet paid to the current and former trustees, including amounts accrued under the plan

(iii)

through the tracking of the performance of certain of the HighMark Funds’ funds, will be paid to the applicable current and former trustees one year and one day after the termination of the plan. In connection therewith, HCM has agreed to pay to the applicable current and former trustees the [positive] difference between the amount the current and former trustees would have received had the amounts continued to track the performance of the HighMark Funds’ funds through the payment date of the deferred amounts, and the amounts actually paid to such current and former trustees following the termination of the plan. HCM has also agreed to indemnify and hold harmless the applicable current and former trustees for all additional taxes, and related penalties and interest, that the applicable current and former trustees may be required to pay under Section 409A of the Code as a result of the termination of the plan and any accelerated payment of amounts deferred and accrued under the plan. For the avoidance of doubt, such additional taxes do not include normal or regular income taxes on these amounts.]

How do I vote my proxy?

You may cast your vote by mail, telephone or Internet or in person at the special meeting of shareholders. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or Internet, please have the proxy card in hand and call the telephone number or go to the website address provided on the enclosed form and follow the instructions. Your vote by mail, telephone or Internet will be an authorization of a proxy to cast your vote at the special meeting of shareholders.

What shares am I entitled to vote?

You can only vote shares held as of the record date of the Acquired Fund and cannot vote shares not held as of the record date. If the reorganization is approved, even if you vote against the reorganization, you will receive shares of the Acquiring Fund.

(iv)

HighMark California Tax-Free Money Market Fund

HIGHMARK FUNDS

350 California Street, Suite 1600

San Francisco, CA 94104

800-433-6884

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON July 11, 2013

To the Shareholders of HighMark California Tax-Free Money Market Fund:

This is to notify you that a Special Meeting of Shareholders (the “Special Meeting”) of the HighMark California Tax-Free Money Market Fund, a series of HighMark Funds, a Massachusetts business trust, will be held on July [11], 2013, at [3:00 p.m.], [Eastern time], at the offices of [BNY Mellon Asset Servicing at 201 Washington Street, 34th Floor, Boston, MA 02108], for the following purposes:

1. The shareholders of HighMark California Tax-Free Money Market Fund (the “Acquired Fund”) are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the Acquired Fund, pursuant to which the Acquired Fund would transfer all of its assets in exchange for (i) the assumption by the California Daily Tax Free Income Fund, Inc., a Maryland corporation (the “Acquiring Fund”) of the Acquired Fund’s known liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Acquired Fund as of the valuation date, (B) constitute ordinary course liabilities of the Acquired Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Acquiring Fund as listed on Schedule A of the Plan or that are reflected on the books and records of the Acquired Fund, or (C) otherwise disclosed to the Acquiring Fund (the “Obligations”), and (ii) Class A and Class B shares of the Acquiring Fund, which shares will then be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The Board of Trustees of HighMark Funds has fixed the close of business on April [26], 2013, as the record date for determination of shareholders of the Acquired Fund entitled to notice of, and to vote at, the Special Meeting and any postponements or adjournments thereof.

It is very important that your vote be received prior to the Special Meeting date. Voting instructions for shares held of record in the name of a nominee, such as a broker-dealer or director of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

Your vote is important regardless of the size of your holdings in the Acquired Fund. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. Shareholders may also vote by telephone or over the Internet; please see page [    ] of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements” for more information.

In order to avoid the additional expense of further solicitation, we ask for you cooperation in voting your proxy promptly.

By Order of the Board of Trustees,

[ ]
Helen A. Robichaud Secretary

[            ], 2013

SUBJECT TO COMPLETION, DATED [April 15], 2013

COMBINED PROSPECTUS/PROXY STATEMENT

HighMark California Tax-Free Money Market Fund

HIGHMARK FUNDS

350 California Street, Suite 1600

San Francisco, CA 94104

800-433-6884

California Daily Tax Free Income Fund, Inc.

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, NY 10018

212-830-5200

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of HighMark California Tax-Free Money Market Fund (the “Acquired Fund”), a series of HighMark Funds, a Massachusetts business trust (the “Trust”). A special meeting of shareholders of the Acquired Fund (the “Special Meeting”) will be held at the offices of [BNY Mellon Asset Servicing, located at 201 Washington Street, 34th Floor, Boston, MA 02108], on July, [11], 2013, at [3:00 p.m], [Eastern time], to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the Acquired Fund at the close of business on [April 26], 2013 (the “Record Date”), are entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders is expected to be sent to shareholders on or about [May 24], 2013. Whether or not you expect to attend the Special Meeting or any postponement or adjournment thereof, the Board of Trustees of HighMark Funds requests that shareholders vote their shares by completing and returning the enclosed proxy card.

The purposes of the Special Meeting are:

1. The shareholders of HighMark California Tax-Free Money Market Fund (the “Acquired Fund”) are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the Acquired Fund, pursuant to which the Acquired Fund would transfer all of its assets in exchange for (i) the assumption by the California Daily Tax Free Income Fund, Inc., a Maryland corporation (the “Acquiring Fund”) of the Acquired Fund’s known liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Acquired Fund as of the valuation date, (B) constitute ordinary course liabilities of the Acquired Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Acquiring Fund as listed on Schedule A of the Plan or that are reflected on the books and records of the Acquired Fund, or (C) otherwise disclosed to the Acquiring Fund (the “Obligations”), and (ii) Class A and Class B shares of the Acquiring Fund, which shares will then be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The Board of Trustees of HighMark Funds has approved the Plan which contemplates a reorganization (“Reorganization”) with respect to the Acquired Fund by which the Acquired Fund would transfer all of its assets in exchange for the assumption of the Acquired Fund’s Obligations by the Acquiring Fund. The investment objectives of the Acquiring Fund are to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. The investment objective of the Acquired Fund is to seek current income exempt from federal and California personal income taxes with liquidity and stability of principal. The Acquired Fund and Acquiring Fund use substantially similar investment strategies and techniques to achieve their respective objectives as discussed in more detail below.

The Board of Trustees of HighMark Funds has determined that the Reorganization is in the best interests of the Acquired Fund’s shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

If the Acquired Fund’s shareholders approve the Reorganization, the Acquired Fund will transfer its assets to the Acquiring Fund. The Acquiring Fund will assume the Obligations of the Acquired Fund and will issue shares to the Acquired Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Acquired Fund. Immediately thereafter, the Acquired Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Acquired Fund will be terminated as a series of the Trust. When the Reorganization is complete, the Acquired Fund’s Class A, Class S and Fiduciary Shares shareholders will hold Class A, Class A and Class B of the Acquiring Fund, respectively. The aggregate net asset value of the Acquiring Fund’s shares received in the Reorganization will equal the aggregate net asset value of the Acquired Fund shares held by Acquired Fund shareholders immediately prior to the Reorganization.

This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of the Acquired Fund should know before voting on the Reorganization and constitutes an offering of Class A and Class B shares of the Acquiring Fund. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Acquiring Fund and Acquired Fund, each having been filed with the Securities and Exchange Commission (“SEC”), are incorporated by reference into this Combined Prospectus/Proxy Statement:

•	the Statement of Additional Information, dated [ ], 2013, relating to this Combined Prospectus/Proxy Statement;

•	the California Daily Tax Free Income Fund, Inc. Prospectus, dated April 30, 2013;

•	the California Daily Tax Free Income Fund, Inc. Statement of Additional Information, dated April 30, 2013; and

•	the HighMark California Tax-Free Money Market Fund Prospectuses and Statement of Additional Information, each dated, December 1, 2012, as supplemented.

In addition, the following documents have been filed with the SEC and are incorporated by reference into and also accompany this Combined Prospectus/Proxy Statement:

•	the California Daily Tax Free Income Fund, Inc. Summary Prospectus for Class A and Class B shares, dated April 30, 2013; and

•	the Annual Report to Shareholders of the California Daily Tax Free Income Fund, Inc. for the fiscal year ended December 31, 2012.

Copies of these documents are available without charge and can be obtained by writing to the California Daily Tax Free Income Fund, Inc. c/o Christine Manna, Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018, or by calling, toll free, (800) 433-1918 for the documents relating to the California Daily Tax Free Income Fund, Inc. and by writing to the HighMark California Tax-Free Money Market Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104, or by calling 800-433-6884 (toll-free) for the documents relating to the HighMark California Tax-Free Money Market Fund. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

The date of this Combined Prospectus/Proxy Statement is May [    ], 2013.

Table of Contents

I.	THE REORGANIZATION

A.	OVERVIEW

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

HighMark Funds (the “Trust”) is an open-end management investment company registered with the SEC. HighMark California Tax-Free Money Market Fund (the “Acquired Fund”) is a separate series of the Trust. The Trust is organized as a Massachusetts business trust. The California Daily Tax Free Income Fund, Inc. (the “Acquiring Fund”) is organized under the laws of the state of Maryland as a corporation. The investment objectives of the Acquiring Fund are to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal, which is substantially similar to that of the Acquired Fund whose investment objective is to seek current income exempt from federal and California personal income taxes with liquidity and stability of principal. Each Fund is a money market fund that invests primarily in short-term, high quality California municipal securities.

Reich & Tang Asset Management, LLC (“RTAM”) serves as the investment adviser to the Acquiring Fund and HighMark Capital Management, Inc. (“HCM”) serves as the investment adviser to the Acquired Fund. Each of the Funds offers its shares on a continuous basis, and shares may be purchased through each Fund’s distributor as well as through financial intermediaries.

The Proposed Reorganization

At a meeting held on March 29, 2013, the Board of Trustees of HighMark Funds, including all of the trustees who are not “interested persons” of the Acquired Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an Agreement and Plan of Reorganization (the “Plan”), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A.

Additionally, at a meeting held on March 21, 2013, the Board of Directors of the Acquiring Fund, including all of the Directors who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved the Plan and the transactions contemplated therein.

The Plan provides for the acquisition of all of the assets, and the assumption of the Obligations, of the Acquired Fund by the Acquiring Fund, in exchange for Class A or Class B Shares of the Acquiring Fund. Shareholders of Class A, Class S and Fiduciary Shares of the Acquired Fund will receive Class A, Class A and Class B of the Acquiring Fund, respectively, equal in aggregate net asset value (“NAV”) to the aggregate NAV of Acquired Fund shares on the valuation date, which is currently scheduled to occur on or about July [19], 2013. After the closing of the Reorganization, which is currently scheduled to occur on or about July [22], 2013 (the “Closing Date”), the Acquired Fund will be terminated as a series of the HighMark Funds. Neither Fund will bear any expenses of the Reorganization, all of which will be borne by HCM and RTAM, and which are anticipated to be approximately $[337,500].

[In addition, in respect of acts or omissions occurring prior to the closing date, either (i) HighMark Funds will provide certain trustees’ liability insurance to the independent trustees of HighMark Funds’ Board of Trustees, the cost of which will be paid by HighMark Capital Management, Inc. (“HCM”), the Acquired Fund’s investment adviser, and/or HCM will separately indemnify the independent trustees, provided that HCM will not indemnify the independent trustees for liability to which they would otherwise be subject by reason of their own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

On April [    ], 2013, the Board of Trustees of HighMark Funds terminated the trustee fee deferral plan available to HighMark Funds’ trustees. Amounts deferred and not yet paid to the current and former trustees, including amounts accrued under the plan through the tracking of the performance of certain of the HighMark Funds’ funds, will be paid to the applicable current and former trustees one year and one day after the termination of the plan. In connection therewith, HCM has agreed to pay to the applicable current and former trustees the [positive] difference between the amount the current and former trustees would have received had the amounts continued to track the performance of the HighMark Funds’ funds through the payment date of the deferred amounts, and the amounts actually paid to such current and former trustees following the termination of the plan. HCM has also agreed to indemnify and hold harmless the applicable current and former trustees for all additional taxes, and related penalties and interest, that the applicable current and former trustees may be required to pay under Section 409A of the Code as a result of the termination of the plan and any accelerated payment of amounts deferred and accrued under the plan. For the avoidance of doubt, such additional taxes do not include normal or regular income taxes on these amounts.]

HCM proposed the reorganization to the Board of Trustees of HighMark Funds because HCM desired to cease managing money market mutual funds.

The Board of Trustees of HighMark Funds has determined that the Reorganization is in the best interests of the Acquired Fund’s shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

[Currently, there are no plans to sell existing portfolio holdings of the Acquired Fund to reposition its portfolio to resemble that of the Acquiring Fund prior to the Reorganization, nor are there any plans to sell portfolio holdings that are to be acquired by the Acquiring Fund in the Reorganization after the closing. As portfolio holdings acquired by the Acquiring Fund in the Reorganization mature, the proceeds will be reinvested in accordance with the Acquiring Fund’s investment objectives, policies and restrictions, as determined by RTAM.]

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. One of the conditions is that the Acquired Fund and Acquiring Fund receive an opinion of counsel to the effect that the Reorganization will not result in income, gain or loss being recognized by the Acquired Fund, the Acquiring Fund or their shareholders for federal income tax purposes as described further below. This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached to this Combined Prospectus/Proxy Statement as Appendix A.

If the Reorganization is not approved by shareholders of the Acquired Fund, the Board of Trustees of HighMark Funds may consider other alternatives. If no suitable alternative can be found, the Board of Trustees of HighMark Funds may consider the liquidation of the Acquired Fund.

The Board of Trustees of HighMark Funds unanimously recommends that you vote “For” the Reorganization.

B.	COMPARISON FEE TABLE AND EXAMPLES

The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of either Fund. The expenses appearing in the table below for the Acquired Fund and the Acquiring Fund are based on such Fund’s expenses for its fiscal year ended July 31, 2012, and December 31, 2012, respectively. Future expenses may be greater or less. The table also shows the estimated (“pro forma”) expenses of the Acquiring Fund assuming the Reorganization occurred on December 31, 2012 (the “Combined Fund”). The pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses but actual expenses may be greater or less than those shown.

Shareholder Fees (fees paid directly from your investment)
	HighMark California Tax-Free Money Market Fund, Class A (Acquired Fund)		HighMark California Tax- Free Money Market Fund, Class S (Acquired Fund)		California Daily Tax Free Income Fund, Class A (Acquiring Fund)	Acquiring Fund Class A (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None		None		None	None
Wire Redemption Fee	None		None		$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	HighMark California Tax-Free Money Market Fund, Class A (Acquired Fund)		HighMark California Tax- Free Money Market Fund, Class S (Acquired Fund)		California Daily Tax Free Income Fund, Class A (Acquiring Fund)	Acquiring Fund Class A (Combined Fund) Pro Forma
Management Fees	0.30%		0.30%		0.30%	0.30%
Distribution (12b-1) Fees	0.25%		0.55%		0.20%	0.20%
Other Expenses	0.47%		0.22%		0.38%	0.32%
Total Annual Fund Operating Expenses	1.02%		1.07%		0.88%	0.82%
Fee Waivers and Expense Reimbursement	0.22%		0.02%		None	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.80	%(*)	1.05	%(**)	0.88%	0.80	%(+)

Footnotes begin on next page.

Shareholder Fees (fees paid directly from your investment)
	HighMark California Tax-Free Money Market Fund, Fiduciary Shares (Acquired Fund)		California Daily Tax Free Income Fund, Class B Shares (Acquiring Fund)	Acquiring Fund Class B (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None		None	None
Wire Redemption Fee	None		$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	HighMark California Tax-Free Money Market Fund, Fiduciary Shares (Acquired Fund)		California Daily Tax Free Income Fund, Class B Shares (Acquiring Fund)	Acquiring Fund Class B (Combined Fund) Pro Forma
Management Fees	0.30%		0.30%	0.30%
Distribution (12b-1) Fees	None		None	None
Other Expenses	0.47%		0.38%	0.32%
Total Annual Fund Operating Expenses	0.77%		0.68%	0.62%
Fee Waivers and Expense Reimbursement	0.22%		None	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.55	%(***)	0.68%	0.55	%(+)

(*) HCM, the investment adviser of the Acquired Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund’s or Class A Shares’ net yield to fall below the Fund’s or Class A Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

(**) HCM, the investment adviser of the Acquired Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund’s or Class S Shares’ net yield to fall below the Fund’s or Class S Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

(***) HCM, the investment adviser of the Acquired Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund’s or Fiduciary Shares’ net yield to fall below the Fund’s or Fiduciary Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

(+) RTAM, the investment adviser of the Acquiring Fund and Reich & Tang Distributors, Inc., the distributor of the Acquiring Fund, have contractually agreed to waive fees and reimburse expenses in order to maintain the total annual fund operating expenses of Class A shares and Class B shares to 0.80% and 0.55%, respectively, for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Class A shares and Class B shares of the Acquiring Fund so long as its gross yield is greater than 0.12%.

Example

The Example below is intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account the Expense Cap for the Acquired Fund in year one and for the Pro Forma Combined Fund in years one and two). Neither the Acquired Fund nor the Acquiring Fund charges a sales load or other fee upon redemption (except that the Acquiring Fund charges a wire redemption fee in certain circumstances), and no such load or fee would be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Number of Years	HighMark California Tax-Free Money Market Fund, Class A (Acquired Fund)	HighMark California Tax-Free Money Market Fund, Class S (Acquired Fund)	California Daily Tax Free Income Fund, Inc. Class A (Acquiring Fund)	Acquiring Fund Class A (Combined Fund) Pro Forma
One Year	$82	$107	$90	$82
Three Years	$303	$338	$281	$258
Five Years	$542	$588	$488	$451
Ten Years	$1,228	$1,304	$1,084	$1,010

Number of Years	HighMark California Tax-Free Money Market Fund, Fiduciary Shares (Acquired Fund)	California Daily Tax Free Income Fund, Inc. Class B Shares (Acquiring Fund)	Acquiring Fund Class B (Combined Fund) Pro Forma
One Year	$56	$69	$56
Three Years	$224	$218	$184
Five Years	$406	$379	$332
Ten Years	$934	$847	$761

C.	SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES

Comparison of Investment Objective and Principal Strategies

The investment objectives of the Acquired Fund and the Acquiring Fund are set forth below. The Acquiring Fund’s investment objective is fundamental and may only be changed upon the approval of the holders of a majority of the outstanding shares of the Acquiring Fund (as described under the 1940 Act), while the Acquired Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The Combined Fund will have the same investment objective as the Acquiring Fund.

Investment Objective

	Acquired Fund	Acquiring Fund

Investment Objective	To seek current income exempt from federal and California personal income taxes with liquidity and stability of principal.	The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

Principal Investment Strategies

The Acquired Fund and the Acquiring Fund seek to achieve their investment objective by using the principal investment strategies discussed below. The Funds’ principal strategies are substantially similar. This discussion is qualified in its entirety by the more extensive discussion of investment strategies set forth in the prospectuses and statements of additional information of each Fund. The Combined Fund will have the same investment strategies as the Acquiring Fund.

	Acquired Fund	Acquiring Fund

Principal Investment Strategies

The Fund invests at least 80% of its total assets in short-term, high quality California municipal securities. “High quality” securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its total assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% of its total assets in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•    The outlook for interest rates.

•    Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.

•    Imbalances in the supply of securities relative to demand.

•    The appropriateness of particular securities to the Fund’s objectives.

The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i) California, and its political subdivisions;

(ii) Puerto Rico, Guam and other United StatesTerritories, and their political subdivisions; and

(iii) other states.

These debt obligations, including Participation Certificates (defined below) therein, are collectively referred to throughout this Combined Prospectus/Proxy Statement as Municipal Obligations.

Although the Acquiring Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participation Certificates therein, the Acquiring Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and California income tax.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s net assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations, purchased from banks, insurance companies, or other financial institutions.

The Fund’s portfolio managers maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, has an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

Acquired Fund	Acquiring Fund

In an effort to preserve the value of shareholders’ investments under volatile market conditions, the portfolio managers may temporarily invest a significant amount of the Fund’s assets in very short-term taxable debt obligations. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.	The Fund’s investment adviser considers the following factors when buying and selling securities for the Fund: (i) availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

Additional Information Related to the Investment Strategies for the Acquiring Fund

Although the Acquiring Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participation Certificates therein, the Acquiring Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and California income tax. This policy is fundamental and may not be changed without shareholder approval. By investing in liquid, short-term, high quality investments that have high quality support from banks, insurance companies and other financial institutions, the Acquiring Fund’s investment management believes that it can protect the Acquiring Fund against credit risks that may exist on long-term Municipal Obligations.

With respect to 20% of its net assets, the Acquiring Fund may purchase taxable securities, including, among other things, Municipal Obligations, whose interest income is subject to federal, state and local income tax. The kinds of taxable securities in which the Acquiring Fund may invest are limited to short-term, fixed income securities.

Included in the same 20% of net assets in taxable securities, the Acquiring Fund may also purchase Municipal Obligations whose interest income may be subject to the federal alternative minimum tax.

The Acquiring Fund may also invest in Participation Certificates in Municipal Obligations. Participation Certificates represent the Acquiring Fund’s interest in a Municipal Obligation that is held by another entity (i.e., banks, insurance companies or other financial institutions). Instead of purchasing a Municipal Obligation directly, the Acquiring Fund purchases and holds an undivided interest in a Municipal Obligation that is held by a third party. The Acquiring Fund’s interest in the underlying Municipal Obligation is proportionate to the Acquiring Fund’s participation interest. Ownership of the Participation Certificates generally causes the Acquiring Fund to be treated as the owner of an interest in the underlying Municipal Obligations for federal income tax purposes.

The Acquiring Fund may invest more than 25% of its assets in Participation Certificates in Industrial Revenue Bonds and other California Municipal Obligations provided, however, that such investments may not exceed 25% of the Acquiring Fund’s total assets to the extent that (i) the interest and principal on such instruments are payable solely from the revenues or assets of a private project or private entity, and (ii) such instruments are not guaranteed by a state, state agency, or a political subdivision thereof.

To the extent suitable California Municipal Obligations and Territorial Municipal Obligations are not available for investment by the Acquiring Fund, the Acquiring Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends derived from these investments will be reported by the Acquiring Fund as derived from interest income that will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from federal income tax, but may be subject to California income tax.

The Acquiring Fund will invest primarily in California Municipal Obligations. As a temporary defensive measure the Acquiring Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Acquiring Fund’s investment adviser. Such a temporary defensive position may cause the Acquiring Fund to not achieve its investment objectives.

With respect to 75% of its total assets, the Acquiring Fund shall invest not more than 5% of its total assets in Municipal Obligations issued by a single issuer. With respect to 75% of its total assets, the Acquiring Fund shall invest not more than 10% of its total assets in Municipal Obligations backed by a demand feature or guarantee from the same institution.

The Acquiring Fund’s investments may also include “when-issued” Municipal Obligations and stand-by commitments.

The Acquiring Fund’s investment adviser considers the following factors when buying and selling securities for the portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Acquiring Fund and how an individual purchase would impact the yield of the Acquiring Fund, against the backdrop of the Acquiring Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Acquiring Fund and how an individual purchase would impact the credit quality of the Acquiring Fund, against the backdrop of the Acquiring Fund’s overall investment objective. The Acquiring Fund may hold uninvested cash reserves pending investment and reserves the right to borrow up to 15% of the Acquiring Fund’s total assets from banks for temporary purposes.

In order to maintain a share price of $1.00, the Acquiring Fund must comply with certain industry regulations. The Acquiring Fund will only invest in securities that are denominated in United States dollars. Other requirements pertain to the maturity, liquidity and credit quality of the securities in which the Acquiring Fund may invest. The Acquiring Fund will only invest in securities that, individually, have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Acquiring Fund, on a dollar-weighted basis, and considered as a whole, will be 60 days or less. The maturities of variable rate demand instruments held in the Acquiring Fund will be deemed to be the longer of the period required before the Acquiring Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in the Acquiring Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Acquiring Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Acquiring Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Acquiring Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently, Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Acquiring Fund may maintain a higher percentage of its total assets in Weekly Liquid Assets if determined to be appropriate by the Acquiring Fund’s Board of Directors (the “Acquiring Fund Board”).

The Acquiring Fund will only invest in either securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities that have been determined by the Acquiring Fund’s investment manager to be of comparable quality. For a more detailed description of (i) the securities in which the Acquiring Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Acquiring Fund’s Statement of Additional Information.

Additional Information Related to the Investment Strategies for the Acquired Fund

In addition to the principal investment strategies discussed above in the table, the Acquired Fund may invest in the following types of securities or employ the following types of investment techniques: asset-backed securities, bankers’ acceptances, bonds, certificates of deposit, commercial paper, demand notes, derivatives, illiquid securities, investment company securities, mortgage-backed securities, municipal securities, participation interests, repurchase agreements, restricted securities, reverse repurchase agreement, securities lending, tax-exempt commercial papers, time deposits, U.S. Government-Sponsored Entity securities, U.S. Treasury obligations, variable amount master demand notes, variable and floating rate instruments, when-issued securities and forward commitments and zero-coupon debt obligations. Additional information about these types of securities and investment techniques can be found in the Acquired Fund’s prospectuses and Statement of Additional Information.

Investment Restrictions and Limitations

A chart comparing all of the fundamental investment restrictions of the Acquiring Fund with those of the Acquired Fund is attached as Appendix B. The Combined Fund will follow the investment restrictions and limitations of the Acquiring Fund.

D.	COMPARISON OF PERFORMANCE

Set forth below is performance information for the Acquired Fund and the Acquiring Fund that provides some indication of the risks of investing in each Fund. The bar charts show how returns for each Fund’s shares have varied over the past ten calendar years. The tables show the average annual total returns of each Fund’s shares for one-year, five-year and ten-year periods ended December 31, 2012.

All returns reflect reinvested dividends. Neither Fund’s past performance is necessarily an indication of how it will perform in the future. Both the Acquired Fund and the Acquiring Fund have benefited from either contractual or voluntary fee waivers and expense reimbursements during various periods. In the absence of such waivers, the Funds’ performance would have been lower. The current 7-day yield for the Acquiring Fund may be obtained by calling toll free at (800) 433-1918. The current 7-day yield for the Acquired Fund may be obtained by calling toll free at (800) 433-6884. Updated performance information is available at: [www.reichandtang.com] and www.highmarkfunds.com, respectively.

Total Return Information for Periods Ended December 31, 2012

California Daily Tax Free Income Fund, Inc. (Acquiring Fund)

Annual returns of the Class A Shares of the California Daily Tax Free Income Fund, Inc. as of December 31 were as follows for each year shown:

Calendar Year End	% of Total Return
2003	0.17%
2004	0.33%
2005	1.50%
2006	2.45%
2007	2.72%
2008	1.22%
2009	0.00%
2010	0.00%
2011	0.00%
2012	0.01%

[bar chart to be inserted]

As of March 31, 2013, the year to date return was 0.00%

Highest Quarterly Return: 0.72% Quarter ended September 30, 2007

Lowest Quarterly Return: 0.00% Quarter ended September 30, 2011

Average Annual Total Returns for the Class A Shares of California Daily Tax Free Income Fund, Inc. (for the periods ended December 31, 2012) were as follows:

	1 Year	5 Years	10 Years
Class A Shares of California Daily Tax Free Income Fund, Inc. Return Before Taxes	0.01%	0.25%	0.84%
Class B Shares of California Daily Tax Free Income Fund, Inc. Return Before Taxes	0.01%	0.29%	0.96%

HighMark California Tax-Free Money Market Fund (Acquired Fund)

Annual returns for the Class A Shares of HighMark California Money Market Fund as of December 31 were as follows for each year shown:

Calendar Year End	% of Total Return
2003	0.38%
2004	0.55%
2005	1.67%
2006	2.68%
2007	2.87%
2008	1.92%
2009	0.15%
2010	0.03%
2011	0.02%
2012	0.01%

[bar chart to be inserted]

As of March 31, 2013, the year to date return was 0.01%

Highest Quarterly Return: 0.75% Quarter ended September 30, 2007

Lowest Quarterly Return: 0.00% Quarter ended September 30, 2011

Average Annual Total Returns for HighMark California Tax-Free Money Market Fund (for the periods ended December 31, 2012) were as follows:

	1 Year	5 Years	10 Years
Class A Shares of HighMark California Tax-Free Money Market Fund
Return Before Taxes	0.01%	0.42%	1.02%
Class S Shares of HighMark California Tax-Free Money Market Fund
Return Before Taxes	0.01%	0.35%	0.85%
Fiduciary Shares of HighMark California Tax-Free Money Market Fund
Return Before Taxes	0.01%	0.50%	1.19%

E.	DISTRIBUTION

The Class A shares of the Acquiring Fund charge a Rule 12b-1 fee of 0.20%. The Class B shares of the Acquiring Fund do not have a Rule 12b-1 fee. The Class A and Class S Shares of the Acquired Fund charge a Rule 12b-1 fee of 0.25% and 0.55%, respectively. The Fiduciary Shares of the Acquired Fund, however, do not have a Rule 12b-1fee. Therefore, Class A and Class S shareholders of the Acquired Fund receiving Class A shares of the Acquiring Fund will pay a lower Rule 12b-1 fee and Fiduciary Shares shareholders of the Acquired Fund receiving Class B shares of the Acquiring Fund will continue to pay no Rule 12b-1 fee. In addition, Class A and Fiduciary Class shares of the Acquired Fund pay a 0.25% shareholder servicing fee to certain affiliated service providers. Class A shares of the Acquiring Fund pay a shareholder servicing fee of 0.20%. The Acquiring Fund’s Class A shares do not have an additional shareholder servicing fee outside of the Rule 12b-1 fee.

Union Bank, N.A. (“UB”) and Union Banc Investment Services (“UBIS”) currently may receive shareholder servicing fees or other compensation from the Acquired Fund, and if the reorganization with respect to the Acquired Fund is approved, UB and UBIS may receive shareholder servicing fees or other compensation of up to 0.50% of the net assets of any Class A Shares of the Acquired Fund and up to 0.25% of the net assets of any Class B Shares of the Acquired Fund that are held by clients of UB or UBIS for the first two years after such reorganization. After that period, UB and UBIS may receive up to 0.71% in fees for shareholder servicing or other services.

If the reorganization is approved by shareholders of the Acquired Fund, all shareholders in the Acquired Fund as of the closing will automatically be invested in the Acquiring Fund, without further shareholder action. However, a shareholder may direct at any time the sale of their account’s shares in the Acquired Fund before the reorganization or in the Acquiring Fund after the reorganization (if it occurs) in accordance with their account’s governing documents. If a shareholder’s account is using the Money Market Mutual Fund Sweep service (“sweep”), such shareholder may either change the sweep vehicle, discontinue the sweep service, or instruct sale of the shares of the Acquired Fund or Acquiring Fund, as applicable.

If the reorganization is approved by shareholders of the Acquired Fund and shares of the Acquired Fund are held by a shareholder at the closing of the reorganization, such shareholder will be deemed to have consented to their continued holding of the Acquiring Fund shares and the payment of shareholder servicing fees or other compensation to UB or its affiliates as disclosed above, until such shareholder directs the sale of their account’s Acquiring Fund shares or changes or discontinues their sweep service. Shareholders that hold the Acquired Fund as a sweep option in a UBIS account may also receive a separate notice from UBIS to the extent required by applicable FINRA Rules.

See “Distribution Arrangements” in Appendix D for more information about the Acquiring Fund.

Acquired Fund

The Acquired Fund’s distributor is HighMark Funds Distributors, LLC (formerly known as HighMark Funds Distributors, Inc.) (the “Distributor”), located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312. The Distributor is a wholly-owned subsidiary of Foreside Distributors, LLC (formerly known as BNY Mellon Distributors LLC). The Distributor serves as the principal underwriter of the Acquired Fund’s shares pursuant to an underwriting agreement with the Fund. Pursuant to the terms of the underwriting agreement, the Distributor is granted the right to facilitate the distribution of the shares of the Fund as agent for the Fund.

Acquiring Fund

The Acquiring Fund’s distributor is Reich & Tang Distributors, Inc. (“RTD”), a Delaware corporation with principal offices at 1411 Broadway, 28th Floor, New York, NY 10018, an affiliate of RTAM. Under a distribution agreement, RTD, as agent for the Fund, will solicit orders for the purchase of the Fund’s Class A shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

F.	PURCHASE AND REDEMPTION PROCEDURES

Both the Acquiring Fund and the Acquired Fund offer their shares for purchase at the next NAV calculated after your purchase request is received in good order. The Acquired Fund calculates its NAV as of 3:00 p.m., Eastern time, every business day, while the Acquiring Fund calculates its NAV as of 4:00 p.m., Eastern time, every business day.

Minimum Investments. The minimum initial investment for the Class A and Class B shares of the Acquiring Fund is (i) $1,000 for purchases through Participating Organization, (ii) $1,000 for securities brokers, financial institutions and other industry professionals that are not Participating Organizations, and (iii) $5,000 for all other investors . The minimum amount for subsequent investments is $100. The Acquiring Fund’s investment adviser may waive any minimum purchase requirements. Purchase minimums for Class A Shares of the Acquired Fund generally are $1,000 for initial purchases and $100 for additional purchases (minimums may be reduced or waived for certain types of investors or in HighMark Funds’ sole discretion).

Class S Shares of the Acquired Fund are designed to provide convenience through automatic investment of uninvested cash balances of those investors in Union Bank, N.A.’s Corporate Sweep service. If you participate in the sweep service, you may choose a Fund as your “primary fund” and uninvested cash balances in your account will be automatically invested in Class S Shares of your primary fund, according to the terms and conditions of your account agreement with Union Bank, N.A. Class S Shares of a primary fund also will be sold to cover any negative cash balance in your account, according to the terms and conditions of your account agreement.

Purchase minimums for Fiduciary Shares of the Acquired Fund generally are $1,000 for initial purchases and $100 for additional purchases (minimums may be reduced or waived for certain types of investors or in HighMark Funds’ sole discretion).

Redemption Information

Shares of both Funds are redeemed at a price equal to the NAV next determined after the applicable Fund’s transfer agent receives a redemption request in good order. A redemption request cannot be processed on days the New York Stock Exchange is closed.

The Acquired Fund may redeem shares held in an account if the total value of the account drops below the minimum initial purchase amount for any reason other than market fluctuation. Before the Acquired Fund exercises its right to redeem your account, the Acquired Fund will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum. The Acquiring Fund may redeem shares in an account if the total value of the account after a withdrawal falls below $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Acquiring Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice.

Additional shareholder account information for the Acquired Fund is available in its prospectus, which is incorporated by reference. Additional shareholder information for the Acquiring Fund is provided in Appendix D.

G.	SUMMARY OF PRINCIPAL INVESTMENT RISKS

The Acquired Fund and the Acquiring Fund have substantially similar risks. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of each Fund. The Combined Fund will have the same risks as the Acquiring Fund.

Acquired Fund

The Acquired Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Acquired Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Acquired Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquired Fund.

California State Specific Risk: By concentrating its investments in California, the Acquired Fund may be more susceptible to factors adversely affecting issuers of California municipal securities than a comparable fund that does not concentrate in a single state. For example, the Acquired Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal.

Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in securities issued in California, the Acquired Fund’s credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Acquired Fund’s investments will decline due to an increase in interest rates or that the Acquired Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Acquired Fund’s investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Acquired Fund being unable to pay expenses out of its assets and may impact the Acquired Fund’s ability to maintain a stable net asset value of $1.00 per share.

Market Risk: The possibility that the Acquired Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Acquired Fund’s security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Acquired Fund.

The Acquired Fund may also be subject to prepayment/call risk, regulatory risk, political risk, foreign investment risk, management risk, derivatives risk, leverage risk, hedging risk, tax risk, counterparty risk, government-sponsored entities risk, and zero-coupon risk. These risks are discussed in more detail in the Acquired Fund’s prospectuses.

Acquiring Fund

•	Although the Acquiring Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquiring Fund.

•	The value of the Acquiring Fund’s shares and the securities held by the Acquiring Fund can each decline in value.

•	The amount of income the Acquiring Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Acquiring Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•

Because the Acquiring Fund intends to concentrate in California Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Acquiring Fund’s concentration versus the safety that comes with a less concentrated investment portfolio.

•

Because the Acquiring Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•

An investment in the Acquiring Fund should be made with an understanding of the risks that an investment in California Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of California are described in “California Risk Factors” in the Fund’s Statement of Additional Information.

•

Because the Acquiring Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Acquiring Fund may be subject to taxation including the federal alternative minimum tax.

These risks are discussed in more detail in the Acquiring Fund’s prospectus.

H.	KEY INFORMATION ABOUT THE REORGANIZATION

The following is a summary of key information concerning the Reorganization. Please also refer to the Plan, which is attached to this Combined Prospectus/Proxy Statement as Appendix A and which includes more detailed information about the Reorganization. The following summary is qualified in its entirety by reference to Appendix A.

1.	SUMMARY OF THE REORGANIZATION

On March 29, 2013, the Board of Trustees of HighMark Funds approved the Plan as in the best interests of the Acquired Fund and the Acquired Fund shareholders and determined that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the transactions contemplated by the Reorganization.

Additionally, at a meeting held on March 21, 2013, the Board of Directors of the Acquiring Fund, including all of the Directors who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved the Plan which contemplates the issuance of its Class A and Class B shares to shareholders of the Acquired Fund.

The Plan provides for the Reorganization on the following terms:

•

The Reorganization is scheduled to occur on July [22], 2013, but is subject to the satisfaction of certain closing conditions and therefore may occur at a later date. On the Closing Date, the Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume all of the Acquired Fund’s Obligations. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The net asset value of both Funds will be computed as of the close of business on July [19], 2013, the business day immediately preceding the Closing Date.

•

The Acquiring Fund will issue Class A and Class B shares to the Acquired Fund with a value equal to the NAV attributable to the Acquired Fund’s shares. As part of the liquidation of the Acquired Fund, Class A, Class A and Class B Shares will immediately be distributed to Class A, Class S and Fiduciary Shares shareholders of record of the Acquired Fund on the Closing Date so that shareholders of the Acquired Fund as of the closing will receive Class A or Class B shares of the Acquiring Fund with a value equal to the value of the shares of the Acquired Fund as of the valuation date. As a result, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund holding Class A or Class B Shares.

•	After the shares are distributed, the Acquired Fund will be terminated as a series of the Trust.

Please see “Reasons for the Reorganization” for a description of matters considered by the Board of Trustees of HighMark Funds in making its recommendation.

2.	DESCRIPTION OF THE ACQUIRING FUND SHARES TO BE ISSUED

Full and fractional shares of the Class A or Class B shares of the Acquiring Fund will be issued to shareholders of the Acquired Fund, in accordance with the procedures under the Plan as described above. The Acquiring Fund is a Maryland corporation, which was formed on December 5, 1986. Under its Charter, the Acquiring Fund has authority to issue twenty billion (20,000,000,000) shares of capital stock (par value $0.001 per share). Each share of the same series of shares when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion, appraisal or preemptive rights. All shares when issued in accordance with the prospectus shall be fully paid and nonassessable.

On each matter submitted to a vote of the stockholders, each holder of shares shall be entitled to one vote for each such share standing in his name on the books of the Acquiring Fund irrespective of the series thereof, and all shares of all series shall vote as a single class except (i) as to any matter with respect to which a separate vote of any series is required by the 1940 Act, such requirement as to a separate vote by that series shall apply in lieu of single class voting, (ii) in the event that the separate vote requirement referred to in (i) applies with respect to one or more series, then subject to (iii) below, the shares of all other series shall vote as a single class, and (iii) as to any matter which does not affect the interest of a particular series, including liquidation of another series, only the holders of shares of the one or more affected series shall be entitled to vote.

The shares of the Acquiring Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Directors can elect 100% of the Directors if the holders choose to do so. In that event, the holders of the remaining shares will not be able to elect any person or persons to the Acquiring Fund Board.

3.	REASONS FOR THE REORGANIZATION

At a meeting held on March 29, 2013, the Board of Trustees of HighMark Funds unanimously approved the Plan. The Board of Trustees of HighMark Funds also determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

Before approving the Plan, the Board of Trustees of HighMark Funds evaluated extensive information provided by HCM and RTAM and reviewed various factors about the Acquired Fund and the Acquiring Fund and the proposed Reorganization. The Board of Trustees of HighMark Funds noted that reorganizing the Acquired Fund into the Acquiring Fund offers shareholders potential benefits, including but not limited to the opportunity to: (i) be a shareholder of a fund that has similar investment policies, strategies and risks in a tax free reorganization, and has an identical advisory fee rate and an equal or lower gross expense ratio, before giving effect to any expense waivers or reimbursements, and (ii) potentially achieve increased economies of scale with respect to portfolio management, administration and operations. The Board of Trustees of HighMark Funds noted that for two years from the date of the closing of the Reorganization, RTAM and the Acquiring Fund’s distributor have agreed to contractual expense limitations so that the expense cap of shares of the Acquiring Fund will be the same or lower than the expense cap of the corresponding shares of the Acquired Fund. The Board of Trustees of HighMark Funds also noted that 75% of the directors on the Acquiring Funds’ Board are independent directors.

The factors considered most important by the Board of Trustees of HighMark Funds in formulating its recommendation that shareholders of the Acquired Fund approve the Reorganization included the following:

1.	Similarities and differences between the investment strategies of the Acquired Fund and the Acquiring Fund.

2.	Shareholders will not bear any direct expenses in connection with the Reorganization.

3.	The Reorganization is expected to be non-taxable events for U.S. federal income tax purposes.

4.	The Acquiring Fund’s performance for the short, intermediate and long-term time periods.

5.	RTAM’s commitment to the money market mutual fund business.

6.	RTAM’s substantial experience with money market mutual funds.

7.	Economies of scale available to shareholders through the consolidation of the Acquired Fund and the Acquiring Fund.

8.	The reduction in overall net expenses due to lower contractual expense caps for a two-year period for Class S shareholders and the same overall net expenses due to equal contractual expense caps for a two-year period for Class A and Fiduciary Shares shareholders.

For these reasons and other factors considered by the Board of Trustees of HighMark Funds, the Board of Trustees of HighMark Funds determined that the Reorganization is in the best interests of the Acquired Fund and its shareholders. Finally, the Board of Trustees of HighMark Funds recognized that any shareholder of the Acquired Fund that desires to invest in a different money market fund can redeem their shares at any time without payment of any fee and so invest.

4.	FEDERAL INCOME TAX CONSEQUENCES

Each Fund has qualified, or is expected to qualify, in each taxable year since it was organized, and intends to qualify, as of the Closing Date, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. The exchange of substantially all of the assets of the Acquired Fund for Class A and Class B shares of the Acquiring Fund and the assumption by the Acquiring Fund of the known liabilities of the Acquired Fund, and the liquidation of the Acquired Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. Because the Reorganization will end the tax year of the Acquired Fund, the Reorganization could accelerate taxable distributions to shareholders from the Acquired Fund for its short tax year ending on the date of the Reorganization; any such dividend paid by the Acquired Fund may result in taxable income to shareholders of the Acquired Fund. As a condition to the closing of the transaction, the Funds will each receive an opinion of Paul Hastings LLP, counsel to the Acquiring Fund, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

(a)	The Reorganization as described in Section 1 of the Plan will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Company each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	Under Sections 361 and 357(a) of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Company in exchange for the Acquiring Company shares and the assumption by the Acquiring Company of all liabilities of the Acquired Fund, or upon the distribution of the Acquiring Company shares by the Acquired Fund to its shareholders in liquidation, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction.

(c)	Under Section 1032 of the Code, the Acquiring Company will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Company of all the liabilities of the Acquired Fund and issuance of the Acquiring Company shares as contemplated in Section 1 of the Plan.

(d)	Under Section 362(b) of the Code, the Acquiring Company’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Company in the Reorganization will be the same as Acquired Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (b) above.

(e)	Under Section 1223(2) of the Code, Acquiring Company’s holding period of each asset of the Acquired Fund transferred to the Acquiring Company in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized as described in (b) above, will include the period during which such asset was held or treated for federal income tax purposes as held by the Acquired Fund.

(f)	Under Section 354 of the Code, Acquired Fund shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Company shares.

(g)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Company shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(h)	Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Acquiring Company shares received in the Reorganization will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets on the date of the exchange.

(i)	The Acquiring Company will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Shareholders of the Acquired Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

The opinion of Paul Hastings LLP is based on the Code, Treasury Regulations promulgated thereunder, administrative pronouncements and judicial interpretations thereof, in each case as in effect on the date thereof, all of which are subject to change. An opinion of counsel merely represents counsel’s best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts. Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect.

The Acquired Fund had capital loss carryovers of [0.00%] as of March 31, 2013.

AS REQUIRED BY U.S. TREASURY REGULATIONS GOVERNING TAX PRACTICE, YOU ARE HEREBY ADVISED THAT ANY WRITTEN TAX ADVICE CONTAINED HEREIN WAS NOT WRITTEN OR INTENDED TO BE USED (AND CANNOT BE USED) BY ANY TAXPAYER FOR THE PURPOSE OF AVOIDING PENALTIES THAT MAY BE IMPOSED UNDER THE CODE. THE ADVICE WAS PREPARED TO SUPPORT THE PROMOTION OR MARKETING OF THE TRANSACTIONS OR MATTERS ADDRESSED BY THE WRITTEN ADVICE. ANY PERSON REVIEWING THIS DISCUSSION SHOULD SEEK ADVICE BASED ON SUCH PERSON’S PARTICULAR CIRCUMSTANCES FROM AN INDEPENDENT TAX ADVISOR.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Paul Hastings LLP, counsel to the Acquiring Fund. Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed on by Venable LLP, special Maryland counsel to the Acquiring Fund.

5.	COMPARISON OF SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between the Acquired Fund and the rights of its shareholders, and the Acquiring Fund and the rights of its shareholders.

Governing Law. The Acquired Fund is a series of a Massachusetts business trust. The Acquiring Fund is a Maryland corporation. The Acquired Fund is governed by its Declaration of Trust, Bylaws and applicable Massachusetts law. The Acquiring Fund is governed by its Charter, Bylaws and applicable Maryland law.

Shareholder Liability.

Acquired Fund

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Acquired Fund’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust, and requires that notice of such disclaimer be given in every note, bond, contract, order or other undertaking issued by or on behalf of the Trust or its trustees relating to the Trust or to any series of the Trust. The Declaration of Trust provides for indemnification out of the property of a particular series of shares for all losses and expenses of any shareholder of that series held personally liable solely by reason of his or her being or having been a shareholder of that series. Thus, the risk of a shareholder incurring financial loss on account of being such a shareholder is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

Acquiring Fund

Maryland law provides that shareholders of a corporation are generally not liable for the corporation’s debts and obligations.

Board of Directors/Trustees. The Acquiring Fund and the Acquired Fund are governed by different boards of trustees or directors. The Board of Trustees of HighMark Funds currently has six independent trustees and no interested trustees. For more information, please refer to Acquired Fund’s Statement of Additional Information dated December 1, 2012, which is incorporated by reference into this Combined Prospectus/Proxy Statement. The Acquiring Fund has six independent directors and two interested directors. For more information, refer to the Acquiring Fund’s Statement of Additional Information dated April 30, 2013, which is incorporated by reference into this Combined Prospectus/Proxy Statement.

6.	COMPARISON OF VALUATION PROCEDURES

Both Funds use the amortized cost method in accordance with Rule 2a-7 under the 1940 Act. Please see additional information about each Fund’s valuation procedures in Appendix C.

7.	CAPITALIZATION

The following table sets forth as of December 31, 2012: (1) the unaudited capitalization of the Acquired Fund and the unaudited capitalization of the Class A and Class B Shares of the Acquiring Fund, and (2) the unaudited pro forma combined capitalization of the Class A and Class B Shares of the Combined Fund, as if the Reorganization had occurred on that date. When the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date, as a result of daily share purchase and redemption activity in the Funds. However, given that each Fund seeks to maintain a stable net asset value of $1.00 per share, it is not expected that the exchange ratio will change (although there can be no assurance that a stable net asset value of $1.00 will be achieved by either fund).

Acquired Fund
	Class A	Class S	Fiduciary Shares
Net Assets	$279,890,369	$13,145,165	$207,107,941
Shares Outstanding	279,872,317	13,143,806	207,090,144
Net Asset Value per Share	$1.00	$1.00	$1.00

Acquiring Fund
	Class A	Class B
Net Assets	$157,636,085	$8,148,453
Shares Outstanding	157,644,492	8,148,887
Net Asset Value per Share	$1.00	$1.00

Pro Forma Combined Fund
	Class A	Class B
Net Assets	$450,671,619	$215,256,394
Shares Outstanding	450,660,615	215,239,031
Net Asset Value per Share	$1.00	$1.00

* The Acquiring Fund currently offers shares in the following classes: Class A, Class B and Advantage Class. The aggregate net assets of these classes as of April 30, 2013, was $[            ].

8.	INVESTMENT ADVISER

Acquired Fund

HighMark Capital Management, Inc. (“HCM”), a registered investment adviser located at 350 California Street, San Francisco, CA 94104, serves as investment adviser to the Acquired Fund subject to the overall supervision of the Board of Trustees of HighMark Funds. As of December 31, 2012, HCM was the investment adviser with respect to assets aggregating $18.4 billion. HCM has the responsibility for making all investment decisions for the Acquired Fund. For managing the Acquired Fund and its investments, HCM is entitled to be paid an advisory fee at an annual rate of 0.30% of the Acquired Fund’s average daily net assets. For the calendar year ended December 31, 2012, HCM waived 0.28% of its advisory fee.

Acquiring Fund

The Acquiring Fund’s investment adviser is Reich & Tang Asset Management, LLC (“RTAM”). RTAM’s principal business office is located at 1411 Broadway, 28th Floor, New York, NY 10018. As of April 30, 2013, RTAM was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of [$12.6] billion. RTAM has been an investment adviser since 1970 and currently is manager or sub-adviser of ten portfolios of registered investment companies, of which it acts as administrator for six. RTAM also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments. Pursuant to the investment management contract between the Acquiring Fund and RTAM, RTAM manages the Acquiring Fund’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Acquiring Fund Board. Pursuant to the investment management contract, the Acquiring Fund pays an annual management fee of 0.30% of its average daily net assets. For the fiscal year ended December 31, 2012, the Acquiring Fund paid RTAM a management fee equal to 0.07% of the Acquiring Fund’s average daily net assets. RTAM and its affiliates, at their discretion, may voluntarily waive all or a portion of their fees. For the calendar year ended December 31, 2012, RTAM voluntarily waived 0.23% of its management fee. In addition, RTD receives a shareholder servicing fee equal to 0.20% per annum of the average daily net assets of the Class A shares of the Acquiring Fund under a shareholder servicing agreement. The fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2012, following voluntary fee waivers, the Acquiring Fund paid RTD a fee for shareholder servicing equal to 0.00% of the Acquiring Fund’s assets.

Disclosure of Portfolio Holdings

A description of each fund’s policies and procedures with respect to the disclosure of the portfolio securities is available in the Statement of Additional Information for each of the Funds, which are incorporated by reference.

9.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Acquired Fund

As of April [26], 2013, the Acquired Fund had [            ] shares outstanding.

As of April [26], 2013, the Acquired Fund’s Class A, Class S and Fiduciary Shares shareholders of record (to the Acquired Fund’s knowledge) who owned five percent or more of each respective class of the Acquired Fund are set forth below:

Name and Address	% of Class	Ownership

As of April [26], 2013, the officers and trustees of HighMark Funds, as a group, owned of record and beneficially [less than 1% ] of the outstanding shares of the Acquired Fund.

Acquiring Fund

As of April [26], 2013, the Acquiring Fund had [            ] shares outstanding.

As of April [26], 2013, the Acquiring Fund’s Class A and Class B shareholders of record and/or beneficial owners (to the Acquiring Fund’s knowledge) who owned five percent or more of each respective class of shares of the Acquiring Fund are set forth below:

Name and Address	% of Class	Ownership
Class A:
[		]
[		]

Class B:
[		]
[		]

As of [April 26], 2013, the Officers and Directors of the Acquiring Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of the Acquiring Fund.

[A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC. Based on the information provided above, as of [March 31], 2013, [no person owned a controlling interest in the [Class A or Class B Shares] of the Acquiring Fund and no person owned a controlling interest in the Acquired Fund.]

10.	SERVICE PROVIDERS

Acquired Fund

UB, whose address is 350 California Street, San Francisco, CA 94104, serves as the Acquired Fund’s custodian. BFDS, whose address is 2000 Crown Colony Drive, Quincy, MA 02169, provides transfer agency functions to the Acquired Fund. HCM also serves as the administrator to the Acquired Fund and has delegated certain duties to BNY Mellon Investment Servicing (US) Inc. as sub-administrator. Under its administration agreement, HCM receives a fee of 0.15% of the first $8 billion of average daily net assets of the HighMark Funds and 0.14% of the excess.

Acquiring Fund

The Bank of New York Mellon, 2 Hanson – 7th Floor, Brooklyn, NY 11217, serves as custodian for the Acquiring Fund. Reich & Tang Services, Inc. (“Reich & Tang”), an affiliate of RTAM, located at 1411 Broadway, 28th Floor, New York, NY 10018, is transfer agent and dividend agent for the Acquiring Fund. Under the transfer agency agreement, Reich & Tang receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Acquiring Fund. RTAM also serves as the administrator to the Acquiring Fund and provides the Acquiring Fund with personnel to supervise the performance of accounting related services by The Bank of New York Mellon, the Acquiring Fund’s accounting agent. Under the administration agreement, RTAM receives a fee of 0.21% of its average daily net assets.

11.	FINANCIAL HIGHLIGHTS

The Statement of Additional Information relating to this Combined Prospectus/Proxy Statement incorporates by reference the (i) annual reports to shareholders of the Acquired Fund for its fiscal year ended July 31, 2012, and of the Acquiring Fund for its fiscal year ended December 31, 2012, both of which include the audited financial statements and financial highlights for the periods indicated therein and the reports of Deloitte & Touche LLP and PricewaterhouseCoopers LLP, the Acquired Fund’s and Acquiring Funds independent registered public accounting firm, respectively, and (ii) the Acquired Fund’s semi-annual report to shareholders for the fiscal period ended January 31, 2013.

After the Reorganization, the Acquiring Fund will be the accounting survivor.

I.	VOTING INFORMATION AND REQUIREMENTS

Required Vote for the Reorganization.

Shareholders of all share classes of the Acquired Fund will vote together as a single class on the proposal to approve the Reorganization. Approval of the Reorganization requires approval by the lesser of (i) 67% of the shares of the Acquired Fund that are present at the Meeting, if the holders of more than 50% of the shares of the Acquired Fund outstanding as of the Record Date are present or represented by proxy at the Special Meeting, or (ii) more than 50% of the shares of the Acquired Fund outstanding on the Record Date. A vote of shareholders of the Acquiring Fund is not needed to approve the Reorganization.

Information about Proxies and the Conduct of the Meeting.

Solicitation of Proxies

Proxies will be solicited primarily by mailing this Combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Trust or by employees or agents of HCM and its affiliated companies or BNY Mellon Investment Servicing (US) Inc. In addition, Broadridge Financial Solutions, Inc. (“Broadridge”), a professional proxy solicitation firm, has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $45,000. In all cases where a telephonic proxy is solicited, Broadridge representative(s) are required to confirm each shareholder’s information by asking for any combination of the following; full name, address, zip code, employer identification number, ID number from the proxy card as well as a confirmation the shareholder has received this Combined Prospectus/Proxy Statement and proxy card in the mail. If the shareholder is a corporation or other entity, Broadridge representative(s) are required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Broadridge, then Broadridge representative(s) may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. Although Broadridge representative(s) are permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Combined Prospectus/Proxy Statement. The telephone solicitor will record the shareholder’s voting instructions on the card and provide an option to the shareholder to receive such voted instructions in the mail as confirmation of his or her vote.

Voting Process.

Shareholders can vote in any one of the following ways:

a. By mail, by completing and returning the enclosed proxy card;

b. In person at the Special Meeting;

c. By Internet, by voting through a secure proxy Internet site provided by a third party (provided on your proxy card, www.proxyvote.com); and

d. By automated telephone service, by calling the toll-free number provided on your proxy card (1-800-690-6903).

Each whole share of the Acquired Fund is entitled to one vote, and each fractional share of the Acquired Fund is entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card.

Neither the Acquired Fund nor the Acquiring Fund will bear the costs of the Reorganization. HCM and RTAM will bear the costs of the Reorganization.

Quorum and Method of Tabulation.

All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy. If no instructions are given, the proxy will be voted in favor of the Reorganization. The proxy is revocable at any time before it is voted by sending written notice of the revocation or a subsequently executed proxy to Broadridge or by appearing personally and electing to vote at the Special Meeting. If any other matters lawfully come before the Special Meeting, and in all procedural matters at the Special Meeting, it is the intention that the enclosed proxy will be voted in accordance with the best judgment of the persons named as proxies therein, or their substitutes, present and acting at the Special Meeting.

A quorum with respect to a matter before the Special Meeting is defined as a majority represented in person or by proxy of the shares outstanding as of the Record Date entitled to vote on such matter. If at the time any session of the Special Meeting is called to order, a quorum is not present, in person or by proxy, with respect to a matter, the persons named as proxies may vote those proxies that have been received with respect to such matter to adjourn the Special Meeting with respect to such matter to a later date. In the event that a quorum is present with respect to a matter, but sufficient votes in favor of the matter have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting with respect to such matter to permit further solicitation of proxies. All such adjournments will require the affirmative vote of a majority of the shares entitled to vote on the relevant matter present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote in favor of such an adjournment those proxies that they are entitled to vote in favor of the relevant matter and will vote against any such adjournment those proxies required to be voted against the relevant matter.

For purposes of determining the presence of a quorum and counting votes on the matters presented, shares of the Acquired Fund represented by abstentions and “broker non-votes” will be counted as present, but not as votes cast, at the Special Meeting. Under the Declaration of Trust, as amended, and the Amended and Restated Code of Regulations of the Trust, the affirmative vote necessary to approve the proposal with respect to the Acquired Fund may be determined with reference to a percentage of votes with respect to the Acquired Fund present at the Special Meeting, which would have the effect of treating abstentions and broker non-votes with respect to shares of the Acquired Fund as if they were votes against the proposal. “Broker non-votes” are shares held by brokers or nominees for which the brokers or nominees have executed proxies as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Miscellaneous Matters

Other Business

The Board of Trustees of HighMark Funds knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board of Trustees of HighMark Funds intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Proposals

The Declaration of Trust, as amended, and the Amended and Restated Code of Regulations of HighMark Funds do not provide for annual shareholder meetings, and no such meetings are planned for 2013. Proposals that shareholders would like to have considered for inclusion in a proxy statement for any future meeting must be received by HighMark Funds within a reasonable period of time prior to printing and mailing proxy material for such meeting. Any shareholder proposal not received within a reasonable time before HighMark Funds begins to print and mail its proxy materials will be considered untimely and will not be included in such materials.

EXECUTION COPY

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of April 2, 2013, by and among HighMark Funds, a Massachusetts business trust (the “Trust”), on behalf of HighMark California Tax-Free Money Market Fund (the “Acquired Fund”), California Daily Tax Free Income Fund, Inc., a Maryland corporation (the “Acquiring Company”) and, for purposes of Sections 9.1, 9.2 and 10.2 only, Reich & Tang Asset Management, LLC (the “Acquiring Adviser”) and HighMark Capital Management, Inc. (“HCM”). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Company in exchange solely for Class A shares and Class B shares of the Acquiring Company (the “Acquiring Company Shares”); (ii) the assumption by the Acquiring Company of the Obligations (as hereinafter defined) of the Acquired Fund; (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of the Acquiring Company Shares to the shareholders of the Acquired Fund; and (iv) the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The parties hereto therefore covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING COMPANY SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

1.1	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)	The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Company, and the Acquiring Company will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)

The Acquiring Company shall, on the Closing Date, (i) issue and deliver to the Acquired Fund the number of full and fractional shares of each corresponding class of the Acquiring Company, determined by dividing (1) the aggregate value of the Acquired Fund’s assets, net of liabilities of the Acquired Fund, attributable to each share class of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (2) the net asset value of one Acquiring Company Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (ii) assume all of the Acquired Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Acquired Fund as of the Valuation Date (as hereinafter defined), (B) constitute ordinary course liabilities of the Acquired Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Acquiring

Company as listed on Schedule A hereto or that are reflected on the books and records of the Acquired Fund, or (C) otherwise disclosed to the Acquiring Company (collectively, the “Obligations”). Obligations shall not include any liabilities, costs or charges related to the Acquired Fund’s expense limitation arrangement (including, but not limited to, any recoupment by HCM or its affiliates of any fees or expenses previously waived or reimbursed). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”). The classes of shares of the Acquiring Company correspond to the classes of shares of the Acquired Fund as follows: Class A shares of the Acquiring Company correspond to Class A shares of the Acquired Fund; Class A shares of the Acquiring Company correspond to Class S shares of the Acquired Fund; and Class B shares of the Acquiring Company correspond to Fiduciary Class shares of the Acquired Fund.

(c)	Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its shareholders of record as of the Closing Date the Acquiring Company Shares received by it.

1.2	The property and assets of the Acquired Fund to be acquired by the Acquiring Company shall consist of all cash, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses or prepaid expenses, other than any unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3	As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute to its shareholders of record, all of the Acquiring Company Shares received by the Acquired Fund as contemplated by Section 1.1 (such date, “the Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Company Shares then credited to the account of the Acquired Fund on the books of the Acquiring Company to open accounts on the share records of the Acquiring Company in the names of Acquired Fund shareholders and representing the respective number of the Acquiring Company Shares due to such shareholders. The Acquiring Company shall not be obligated to issue certificates representing the Acquiring Company Shares in connection with such exchange.

1.4	As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility relating to such liquidation of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.5	Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Company, as the case may be, and shall not otherwise be obligations or liabilities of the Trust or the Acquiring Company generally, and, for clarity, under no circumstances will any other series of the Trust or the Acquiring Company have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION.

2.1	On the Closing Date, the Acquiring Company will deliver to the Acquired Fund the number and class of Acquiring Company Shares (including fractional shares, if any) determined as provided in Section 1.

2.2	The value of the Acquired Fund’s net assets will be computed as of the Valuation Date (as defined below).

2.3	The net asset value of an Acquiring Fund Share shall be the net asset value per Class A or Class B share, respectively, of the Acquiring Company computed as of the Valuation Date using the valuation procedures for the Acquiring Company set forth in the Acquiring Company’s Registration Statement (as hereinafter defined), the Acquiring Company’s then current prospectus(es) and statement of additional information relating to the Acquiring Company’s Class A Shares and Class B Shares (collectively, as amended or supplemented from time to time, the “Acquiring Company Prospectus”) and the Acquiring Company’s valuation procedures (the “Acquiring Company Valuation Procedures”).

2.4	The Valuation Date shall be 4:00 p.m., Eastern time, and after the declaration of any dividends by the Acquired Fund and after effectuating any redemptions of Acquired Fund shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5	The Acquiring Company shall issue the Acquiring Company Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation to its shareholders of record, all of the Acquiring Company Shares received by the Acquired Fund as contemplated by Section 1.1, by redelivering such share deposit receipt to the Acquiring Company’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund.

2.6	The Acquired Fund will pay or cause to be paid to the Acquiring Company any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Company at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Company.

2.7	All computations of value shall be made by the pricing agent for the Acquiring Company, in accordance with its regular practice in pricing the shares and assets of the Acquiring Company using the valuation procedures set forth in the Acquiring Company’s Registration Statement, the Acquiring Company Prospectus and the Acquiring Company Valuation Procedures.

3.	CLOSING AND CLOSING DATE.

3.1	The Closing Date shall be on such date as the parties may agree. The Closing shall be held at the offices of the Acquiring Company (or such other place as the parties may agree), at such time as the parties may agree.

3.2	On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to The Bank of New York Mellon, as custodian for the Acquiring Company (the “Custodian”) for the account of the Acquiring Company, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be transferred to the account of the Acquiring Company at the Custodian in a manner acceptable to the Acquiring Company.

3.3	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Company is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4	On the Closing Date, the Acquired Fund or its transfer agent shall deliver to the Acquiring Company or its designated agent a list of the names and addresses of the Acquired Fund shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date. The Acquiring Company Shares issuable pursuant to Section 1.1 shall have been credited to the Acquired Fund’s account on the books of the Acquiring Company. On the Liquidation Date, the Acquiring Company will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Company Shares have been credited within each class of shares to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1	Representations and Warranties of the Trust, on behalf of the Acquired Fund.

The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Company as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Fund have been duly registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.

(c)	The Acquired Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the declaration of trust of the Trust and the 1940 Act and other applicable law.

(d)	The Acquired Fund is not in violation in any material respect of any material provisions of the Trust’s declaration of trust or code of regulations or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquired Fund’s current prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the Trust or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Company pursuant to Section 1.2.

(g)	Except as has been disclosed in writing to the Acquiring Company, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Trust or the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	Since January 31, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally or those occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business). For the purposes of this subparagraph (h), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(i)	As of the Closing Date, the Acquired Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of the information returns, the amount and character of income or other information required to be reported by the Acquired Fund. All of the Acquired Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Trust’s or the Acquired Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquired Fund, by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquired Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

(j)	The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and will continue to meet such requirements at all times through the Closing Date.

(k)	The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)

The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund as of the Closing Date will be divided into Class A shares, Class S shares, and Fiduciary Class shares, each having the characteristics described in the Acquired Fund Prospectus, and will, at the time of the Closing Date, be held of record by the persons and in the amounts set forth in the list provided by the Acquired Fund or its designated agent to the Acquiring Company or its designated agent pursuant to Section 3.4. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquired Fund Prospectus) by the Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(m)	The Acquired Fund’s investment operations from August 1, 2010, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as previously disclosed in writing to the Acquiring Company.

(n)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Trust and by all other necessary action on the part of the Trust and the Acquired Fund, other than shareholder approval as required by Section 8.1 hereof. Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)	Any information provided in writing by the Trust in respect of the Acquired Fund or by the Acquired Fund for use, to the extent applicable, in the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Company (the “Registration Statement”), does not, and from the date provided through and until the date of the shareholder meeting to approve the reorganization contemplated by this Agreement will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and/or state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(q)

As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Company pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Company will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof, other than such restrictions as might arise under the 1933 Act. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its portfolio investments as of January 31, 2013, as supplemented with such changes as the Acquired Fund shall make after January 31, 2013, which changes shall be disclosed to the Acquiring Company in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(r)	The books and records of the Acquired Fund made available to the Acquiring Company and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(s)	To the best of the Trust’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in material conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in material conformity with such laws.

4.2	Representations and Warranties of the Acquiring Company.

The Acquiring Company represents and warrants the following to the Acquired Fund and the Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquiring Company has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Acquiring Company is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquiring Company have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

(c)	The Acquiring Company is not in violation in any material respect of any material provisions of the Acquiring Company’s Articles of Incorporation, as amended (the “Charter”), or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company is a party or by which the Acquiring Company or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)	The Acquiring Company Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Company required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)	Except as has been disclosed in writing to the Acquired Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Company, threatened as to the Acquiring Company or any of its properties or assets or any person whom the Acquiring Company may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquiring Company is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(f)	Since December 31, 2012, there has not been any material adverse change in the Acquiring Company’s financial condition, assets, liabilities or business, other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business, or any incurrence by the Acquiring Company of indebtedness, other than in the ordinary course of business. For the purposes of this subparagraph (h), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(g)	As of the Closing Date, the Acquiring Company will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquiring Company (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquiring Company. All of the Acquiring Company’s known tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Company’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquiring Company by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquiring Company is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

(h)	The Acquiring Company has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, expects to continue to meet such requirements for its taxable year that includes the Closing Date.

(i)

The authorized capital of the Acquiring Company consists of 20,000,000,000 shares of common stock, par value of one-tenth of one cent ($.001) per share, of such number of different series and classes as the board of directors of the Acquiring Company may authorize from time to time. The outstanding shares of common stock in the Acquiring

Company as of the Closing Date to be issued hereunder will be divided into Class A Shares and Class B Shares; the Class A Shares and the Class B Shares having the characteristics described in the Acquiring Company Prospectus. All issued and outstanding shares of the Acquiring Company, including the Acquiring Company Shares issued hereunder, are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquiring Company Prospectus) by the Acquiring Company, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Company are outstanding.

(j)	The Acquiring Company’s investment operations from January 1, 2011, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquiring Company, as in effect from time to time, except as previously disclosed in writing to the Acquired Fund.

(k)	The execution, delivery and performance of this Agreement have been duly authorized by the board of directors of the Acquiring Company and by all other necessary action on the part of the Acquiring Company and constitute the valid and binding obligation of the Acquiring Company enforceable against the Acquiring Company in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(l)	As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Company, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(m)	Any books and records of the Acquiring Company made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Company.

(n)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and/or state securities or Blue Sky laws.

5.	COVENANTS OF THE PARTIES.

5.1	The Acquired Fund and the Acquiring Company each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions.

5.2	The Trust will call a meeting of the Acquired Fund shareholders to be held prior to the Closing Date to consider and act upon this Agreement and the transactions contemplated herein, including the liquidation of the Acquired Fund, and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3	In connection with the Acquired Fund shareholders’ meeting referred to in Section 5.2, the Acquiring Company will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Company will file for the registration under the 1933 Act of the Acquiring Company Shares to be distributed to Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4	Each of the Trust and the Acquiring Company will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the Trust and the Acquired Fund will assist the Acquiring Company in obtaining such information as the Acquiring Company reasonably requests concerning the beneficial ownership of Acquired Fund shares.

5.5	Subject to the provisions of this Agreement, the Trust, the Acquired Fund, and the Acquiring Company will each take, or cause to be taken, all actions, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6	As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Company, in such form as is reasonably satisfactory to the Acquiring Company, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Company as a result of Section 381 of the Code, and which will be certified by the Trust’s President and Treasurer.

5.7	The Acquiring Company will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.8	The Trust and the Acquired Fund agree that the liquidation and termination of the Acquired Fund will be effected in the manner provided in the Trust’s declaration of trust and code of regulations in accordance with applicable law and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

5.9	The Acquiring Company covenants and agrees not to amend the Expense Limitation Agreement (as defined below) in any manner that is adverse to shareholders of the Acquiring Company.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING COMPANY.

The obligations of the Acquiring Company to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1	The Acquired Fund shall have delivered to the Acquiring Company a certificate executed on its behalf by the Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions on the parts to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

6.2	The Acquired Fund shall have furnished to the Acquiring Company a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective adjusted tax basis, all as of the Valuation Date, and a certificate of the Trust’s President or any Vice President and Treasurer or any Assistant Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since January 31, 2013 (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3	The Acquired Fund shall have furnished to the Acquiring Company a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Company pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Company may reasonably request within a reasonable time prior to the Closing Date.

6.4	Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders, in distributions qualifying for the dividends paid deduction under section 561 of the Code, all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income and all of its net capital gain, in each case for or in its taxable year ended July 31, 2012, and the short taxable year beginning on August 1, 2012, and ending on the Closing Date.

6.5	The Acquired Fund’s custodian shall have delivered to the Acquiring Company a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.6	The Acquiring Company or its designated agent shall have (i) a record specifying the number of Acquired Fund shares outstanding as of the Valuation Date and (ii) a record specifying the name and address of each holder of record of any Acquired Fund shares and the number of Acquired Fund shares held of record by each such shareholder as of the Valuation Date.

6.7	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund, in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Company shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

6.8	The Acquiring Company shall have received a favorable opinion of counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Company, substantially to the following effect:

(a)    The Trust is an unincorporated voluntary association validly existing under the laws of the Commonwealth of Massachusetts, and the Acquired Fund is a separate series of the Trust duly constituted under the declaration of trust and code of regulations of the Trust.

(b)    The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquired Fund, enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)    The Bill of Sale is sufficient in form to transfer to the Acquiring Company the assets purported to be transferred thereby to it by the Acquired Fund.

(d)    Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Trust or the Acquired Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquired Fund expresses no opinion).

(e)    The execution and delivery of this Agreement by the Trust, on behalf of the Acquired Fund, did not, and the performance by the Trust and the Acquired Fund of their obligations hereunder will not, violate the Trust’s declaration of trust or code of regulations.

(f)     To the knowledge of counsel to the Acquired Fund, the Trust is registered as an investment company under the 1940 Act and no order suspending such registration has been issued.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Company of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1	The Acquiring Company shall have delivered to the Acquired Fund a certificate executed on its behalf by the Acquiring Company’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Company has complied in all material respects with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

7.2	The Acquiring Company shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Company will assume all of the Obligations of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Company shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

7.4	The Acquired Fund shall have received a favorable opinion of Paul Hastings LLP, counsel to the Acquiring Company, and Maryland counsel with respect to matters governed by the laws of the State of Maryland (each such opinion may reasonably rely on certificates of officers of the Acquiring Company) for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, substantially to the following effect:

(a) The Acquiring Company is a Maryland corporation validly existing and in good standing under the laws of the State of Maryland.

(b)    The Agreement has been duly authorized, executed and delivered by the Acquiring Company, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquiring Company enforceable against the Acquiring Company and the Acquiring Company in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	Assuming that consideration therefor of not less than the net asset value and the applicable par value thereof has been paid, the Acquiring Company Shares to be issued and delivered to the Acquired Fund on behalf of the shareholders of the Acquired Fund as provided by the Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable shares in the Acquiring Company (except as described in the Registration Statement), and no shareholder of the Acquiring Company has any preemptive right to subscription or purchase in respect thereof pursuant to the laws of the State of Maryland and the federal laws of the United States or the Acquiring Company’s Charter or bylaws.

(d)	Under the laws of the State of Maryland and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Acquiring Company in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquiring Company expresses no opinion).

(e)	The execution and delivery of this Agreement by the Acquiring Company, did not, and the performance by the Acquiring Company of its obligations hereunder will not, violate the Acquiring Company’s Charter or bylaws.

(f)	To the knowledge of counsel to the Acquiring Company, the Acquiring Company is registered as an investment company under the 1940 Act and no order suspending such registration has been issued. In addition, the Registration Statement has been declared or otherwise become effective under the 1933 Act, and, to the knowledge of counsel to the Acquiring Company, no stop order suspending such effectiveness has been issued.

7.5	The Acquiring Company shall have entered into an expense limitation agreement with the Acquiring Adviser consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement (the “Expense Limitation Agreement”).

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Company and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1	This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law, and the parties shall have received reasonable evidence of such approval.

8.2	The conditions for the closing of the transaction between the Acquiring Company and HCM pursuant to the Cooperation Agreement between HCM and the Acquiring Adviser dated as of April 2, 2013 (the “Cooperation Agreement”), shall have been satisfied or waived by the applicable party such that such transaction shall be consummated simultaneously with the reorganization of the Acquired Fund into the Acquiring Company.

8.3	On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding instituted by anyone other than the Trust, the Acquiring Company, HCM or its affiliates or the Acquiring Adviser or its affiliates shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Company or the Acquired Fund.

8.5	The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6	The Acquired Fund and the Acquiring Company shall have received an opinion of Paul Hastings LLP, dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, as further described below, generally for federal income tax purposes:

(a)	The Reorganization as described in Section 1 hereof will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Company each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	Under Sections 361 and 357(a) of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Company in exchange for the Acquiring Company Shares and the assumption by the Acquiring Company of all liabilities of the Acquired Fund, or upon the distribution of the Acquiring Company Shares by the Acquired Fund to its shareholders in liquidation, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction.

(c)	Under Section 1032 of the Code, the Acquiring Company will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Company of all the liabilities of the Acquired Fund and issuance of the Acquiring Company Shares as contemplated in Section 1 hereof.

(d)	Under Section 362(b) of the Code, the Acquiring Company’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Company in the Reorganization will be the same as Acquired Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (b) above.

(e)	Under Section 1223(2) of the Code, Acquiring Company’s holding period of each asset of the Acquired Fund transferred to the Acquiring Company in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized as described in (b) above, will include the period during which such asset was held or treated for federal income tax purposes as held by the Acquired Fund.

(f)	Under Section 354 of the Code, Acquired Fund shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Company Shares.

(g)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Company Shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(h)	Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Acquiring Company Shares received in the Reorganization will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets on the date of the exchange.

(i)	The Acquiring Company will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Trust and the Acquiring Company and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.7	At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of trustees of the Trust and the board of directors of the Acquiring Company, if, in the judgment of the board of trustees of the Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund, and, in the judgment of the board of directors of the Acquiring Company, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Company.

9.	BROKERAGE FEES AND EXPENSES.

9.1	Each of the Acquired Fund and the Acquiring Company represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission from it arising out of the transactions contemplated by this Agreement, except as set forth in the Cooperation Agreement with respect to HCM and the Acquiring Adviser, respectively. HCM and the Acquiring Adviser represent that neither the Acquired Fund nor the Acquiring Company will be obligated to pay any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2	The Acquiring Adviser and HCM agree that none of the costs and expenses incurred in connection with the Reorganization, whether or not the Reorganization is consummated, will be borne by the Trust, the Acquired Fund or the Acquiring Company and that such costs and expenses will be borne by the Acquiring Adviser and HCM in the manner prescribed and as set forth in the Cooperation Agreement; except that in all cases, the party directly incurring such costs and expenses shall bear them if and to the extent that payment by the Acquiring Adviser or HCM would result in the disqualification of the Acquiring Company or the Acquired Fund as a regulated investment company or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1	Each of the Trust, the Acquired Fund, and the Acquiring Company agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2	No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.3 hereof), and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Sections 9.1 and 9.2.

11.	TERMINATION.

11.1	This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Company prior to the Closing Date.

11.2	In addition, either of the Acquired Fund or the Acquiring Company may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)	Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)	The board of trustees of the Trust or the board of directors of the Acquiring Company has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the Reorganization not in the best interests of the Acquired Fund’s shareholders or the Acquiring Company’s shareholders.

11.3	In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.1, 9.2, 10, 11.3, 13, 14 and 15 shall survive any termination of this Agreement.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Company Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Company Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be jointly agreed upon in writing by the Trust and the Acquiring Company (and, for purposes of amendments to Sections 9.1, 9.2 and 10.2, the Acquiring Adviser and HCM).

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid certified mail, facsimile or overnight courier addressed to the Trust, the Acquired Fund or HCM at 350 California Street, San Francisco, CA 94104, facsimile number 1-213-236-6865, and to the Acquiring Company or the Acquiring Adviser at 1411 Broadway, 28th Floor, New York, NY 10018.

15.	MISCELLANEOUS.

15.1	The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6	The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees of the Trust, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

HIGHMARK FUNDS

On behalf of HighMark California Tax-Free Money Market Fund

By:	/s/ Dennis Mooradian
Name:	Dennis Mooradian
Title:	President

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

By:	/s/ Esther Cheung
Name:	Esther Cheung
Title:	Treasurer

For purposes of Sections 9.1, 9.2 and 10.2 only:

REICH & TANG ASSET MANAGEMENT, LLC

By:	/s/ Joseph Jerkovich
Name:	Joseph Jerkovich
Title:	Senior Vice President and CFO

HIGHMARK CAPITAL MANAGEMENT, INC.

By:	/s/ Dennis Mooradian
Name:	Dennis Moordian
Title:	President and CEO

Schedule A

APPENDIX B

COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS

Fundamental Policies. The following is a comparison of the investment restrictions and limitations of the Acquired Fund and the Acquiring Fund. A fundamental investment restriction is one that cannot be changed without approval of the majority of outstanding shareholders, as defined in the 1940 Act. For the Acquired Fund, except with respect to the Fund’s restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction. For the Acquiring Fund, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a fund’s portfolio’s assets will not constitute a violation of such restriction.

Fundamental Investment Restrictions	Acquired Fund	Acquiring Fund
	Under normal market conditions, at least 80% of the total assets of the Fund will be invested in municipal securities, the interest on which, in the opinion of bond counsel, is both excluded from gross income for federal income tax purposes and California personal income tax purposes, and does not constitute a preference item for individuals for purposes of the federal alternative minimum tax.	May not make portfolio investments other than as described under in the Fund’s registration statement. Any other form of federal tax-exempt investment must meet the Fund’s high quality criteria, as determined by the Board of Directors, and be consistent with the Fund’s objectives and policies.

	May not purchase securities of other investment companies, except as permitted by the 1940 Act.	May not invest in securities of other investment companies. The Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund’s net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

	May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.	No similar restriction.

	May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations, provided that, with respect to the Fund, there is no limitation with respect to domestic bank certificates of deposit or bankers’ acceptances, and repurchase agreements secured by such bank instruments.	May not invest more than 25% of its assets in the securities of “issuers” in any single industry. The Fund may invest more than 25% of its assets in Municipal Obligations (except such investments may not exceed 25% of the Fund’s total assets to the extent that (i) the interest and principal on such instruments are payable solely from the revenues or assets of a private project or private entity, and (ii) such instruments are not guaranteed by a state, state agency, or a political subdivision thereof) and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity

B-1

Fundamental Investment Restrictions	Acquired Fund	Acquiring Fund
would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial revenue bond, if that bond is backed only by the assets and revenues of the non-government user, then such non-government user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Immediately after the acquisition of any securities subject to a Demand Feature or Guarantee (as such terms are defined in Rule 2a-7 of the 1940 Act), with respect to 75% of the total assets of the Fund, not more than 10% of the Fund’s assets may be invested in securities that are subject to a Guarantee or Demand Feature from the same institution. However, the Fund may only invest more than 10% of its assets in securities subject to a Guarantee or Demand Feature issued by a Non-Controlled Person (as such term is defined in Rule 2a-7 of the 1940 Act).

	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.	May not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with a permitted borrowing.

May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

May not borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes. This includes the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

May not make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under in the Fund’s registration statement.

B-2

Fundamental Investment Restrictions	Acquired Fund	Acquiring Fund
	May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.	May not purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests. This shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests in real estate.

	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.	May not underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security.

	No similar restriction.	May not pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.

	No similar restriction.	May not sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options. However, securities subject to a demand obligation and stand-by commitments may be purchased as set forth under in the Fund’s registration statement.

	No similar restriction.	May not purchase securities subject to restrictions on disposition under the Securities Act of 1933 (“restricted securities”), except the Fund may purchase variable rate demand instruments which contain a demand feature. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 5% of the Fund’s net assets.

	No similar restriction.	May not purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control.

In addition, the Acquired Fund has the following non-fundamental investment restrictions:

1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

B-3

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

For purposes of investment limitation (1) above, at the time of the establishment of the limitation, swap contracts on financial instruments, interest rates or currency exchange rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Fund will not consider such instruments to be commodities or commodity contracts for purposes of this limitation.

B-4

APPENDIX C

COMPARISON OF VALUATION PROCEDURES

Acquired Fund

The Acquired Fund’s NAV per share for purposes of pricing purchase and redemption orders is determined by the sub-administrator as of 12:00 p.m. Pacific Time (3:00 p.m. Eastern Time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business.

In accordance with Rule 2a-7 of the 1940 Act, the Acquired Fund is valued daily using amortized cost. Under normal market conditions, the Acquired Fund is marked-to-market weekly using prices supplied by the Fund’s third-party pricing agents. As is common in the industry, the third-party pricing agent utilizes a pricing matrix to value many of the money market instruments. Rather than assign values to individual securities, the pricing matrix attempts to assign values to categories of securities that have similar characteristics. In assigning values, the matrix considers, among other things, security type, discount rate, coupon rate, maturity date and quality ratings. Securities whose market price varies by more than certain established percentages from the price calculated using amortized cost are validated with the pricing agent.

The Board of Trustees of HighMark Funds has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Acquired Fund’s investment objective, to stabilize the NAV per share of each the Acquired Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Acquired Fund Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per share of the Acquired Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees of HighMark Funds promptly consider what action, if any, should be initiated. If the Acquired Fund Trustees believe that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Acquired Fund Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund’s outstanding shares without monetary consideration, or utilizing a NAV per share based on available market quotations.

Acquiring Fund

The net asset value of the Acquiring Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. “Fund Business Day” means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Acquiring Fund, at the direction of RTAM, may be open for purchases and redemptions and will determine its net asset value.

The net asset value per share is computed by dividing the value of the Acquiring Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. The Acquiring Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Acquiring Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the net asset value of the Acquiring Fund’s share price to be less than $0.997 or greater than $1.003, the Acquiring Fund Board will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Acquiring Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Acquiring Fund’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on the Acquiring Fund, the Acquiring Fund normally has its assets as fully invested as is practicable. Many securities in which the Acquiring Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Acquiring Fund shares begin accruing income on the day the shares are issued to an investor.

C-1

APPENDIX D

ADDITIONAL SHAREHOLDER INFORMATION ABOUT THE CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

Below is additional shareholder information about the Acquiring Fund. Additional shareholder information about the Acquired Fund is incorporated by reference from its current prospectuses and is available upon request from HighMark California Tax-Free Money Market Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 without charge by calling toll free, 1-800-433-6884.

The Acquiring Fund sells and redeems its shares on a continuing basis at their net asset value. The Acquiring Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Acquiring Fund shares are processed through the Acquiring Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations – Purchase of Class A Shares” for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The net asset value of the Acquiring Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Acquiring Fund, at the direction of the investment adviser, may be open for purchases and redemptions and will determine its net asset value. The Acquiring Fund’s net asset value is computed by dividing the value of the Acquiring Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. The Acquiring Fund intends to maintain a stable net asset value at $1.00 per share, although there can be no assurance that this will be achieved.

The Acquiring Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Acquiring Fund’s share price to be less than $0.997 or greater than $1.003, the Acquiring Fund Board will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Acquiring Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Acquiring Fund’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on its portfolio, the Acquiring Fund normally has its assets as fully invested as is practicable. Many securities in which the Acquiring Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Acquiring Fund shares begin accruing income on the day the shares are issued to an investor.

The Acquiring Fund reserves the right to reject any purchase order of its shares. In addition, the Acquiring Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Acquiring Fund shares will not be issued to investors.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Fund may close trading early. On such days, the cut-off times for purchase orders and redemption and exchange requests (as set forth below) may be shortened to accommodate the Acquiring Fund’s early close. If the Acquiring Fund closes trading early, the earlier cut-off times for such transactions will be made available that day on the Acquiring Fund’s website at http://www.reichandtang.com, or by calling the Acquiring Fund toll free at (800) 433-1918.

Purchase of Fund Shares

The Acquiring Fund does not accept a purchase order from investors investing in the Acquiring Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Acquiring Fund’s transfer agent, or its principal underwriter, as appropriate. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Acquiring Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Acquiring Fund through them, may invest in the Acquiring Fund directly as Class B shareholders. Class B shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who, because they may not be legally permitted to receive such as fiduciaries, do not receive compensation from RTD or RTAM.

The minimum initial investment in the Acquiring Fund for both Classes of shares is (i) $1,000 for purchases through Participating Organizations – this may be satisfied by initial investments aggregating $1,000 by a Participating Organization on behalf of their customers whose initial investments are less than $1,000, (ii) $1,000 for securities brokers, financial institutions and other industry professionals that are not Participating Organizations, and (iii) $5,000 for all other investors. Initial investments may be made in any amount in excess of the applicable minimums. The minimum amount for subsequent investments is $100 unless the investor is a client of a Participating Organization whose clients have made aggregate subsequent investments of $100. The Acquiring Fund may waive any minimum purchase requirements.

Each shareholder, except those purchasing through Participating Organizations, will receive a personalized monthly statement from the Acquiring Fund listing (i) the total number of Acquiring Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Acquiring Fund shares (including dividends paid in cash or reinvested in additional Acquiring Fund shares).

Investments Through Participating Organizations – Purchase of Class A Shares

Generally, investors purchasing shares through a Participating Organization become Class A shareholders and are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with RTD with respect to investment of their customer accounts in the Acquiring Fund. When instructed by a Participant Investor to purchase or redeem Acquiring Fund shares, the Participating Organization, on behalf of Participant Investor, transmits to the Acquiring Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Acquiring Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to the Participant Investors showing (i) the total number of Acquiring Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Acquiring Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Acquiring Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Acquiring Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Acquiring Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Acquiring Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Acquiring Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Acquiring Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Acquiring Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Acquiring Fund’s transfer agent after 4:00 p.m., Eastern time, on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m., Eastern time, on that day. The investor will then receive the net asset value of the Acquiring Fund’s shares determined as of 4:00 p.m., Eastern time, on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Class B Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Acquiring Fund application order form necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

MAIL AND PERSONAL DELIVERY

Investors may send or deliver a check made payable to “California Daily Tax Free Income Fund, Inc.” along with a completed Fund application to:

California Daily Tax Free Income Fund, Inc.

c/o Reich & Tang

1411 Broadway, 28th Floor

New York, NY 10018

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. In either case, the Funds are not available for redemption until the check has been cleared for payment by the investor bank.

BANK WIRE

To purchase shares of the Acquiring Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Acquiring Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time, on any Fund Business Day to obtain the Acquiring Fund application necessary to open a new account. The investor should complete and fax the Acquiring Fund application along with any required documentation to the Acquiring Fund at (212) 830-5476. The original Acquiring Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.” The investor should then telephone the Acquiring Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon

ABA # 021000018

Reich & Tang

DDA # 8900403527

For California Daily Tax Free Income Fund, Inc.

Account of (Investor’s Name)

Fund Account #

An account will not be opened until the Acquiring Fund has received the Acquiring Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Acquiring Fund does not charge investors in the Acquiring Fund for its receipt of wire transfers. Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Acquiring Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Acquiring Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Acquiring Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Direct Deposit Privilege (the “Privilege”) will automatically terminate. Further, the Acquiring Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

California Daily Tax Free Income Fund, Inc.

c/o Reich & Tang

P.O. Box 13232

Newark, New Jersey 07101-3232

There is a $100 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder’s account number. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Acquiring Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of the Acquiring Fund upon receipt by the Acquiring Fund’s transfer agent of the redemption order (and any supporting documentation which the Fund’s transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which can take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Acquiring Fund application order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Acquiring Fund application order form by transmitting a written direction to the Acquiring Fund’s transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. Account fees may be included in conjunction with these additional redemption procedures and shareholders should read this prospectus along with any additional materials provided.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

WRITTEN REQUESTS

Shareholders may make a redemption in any amount by sending a written request to the Acquiring Fund addressed to:

California Daily Tax Free Income Fund, Inc.

c/o Reich & Tang

1411 Broadway, 28th Floor

New York, NY 10018

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Acquiring Fund application or in a subsequent written authorization. Normally, the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

By making the appropriate election on their Acquiring Fund application order form, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Acquiring Fund in which they invest. The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Acquiring Fund with the Acquiring Fund’s agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Acquiring Fund’s agent bank, it instructs the Acquiring Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Acquiring Fund may not be certified. Fund shares purchased by check may not be redeemed by check until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Acquiring Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Acquiring Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Acquiring Fund’s agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature. Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. The Acquiring Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Acquiring Fund’s normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Acquiring Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Acquiring Fund’s agent bank, the Acquiring Fund will provide the shareholder with a supply of checks.

TELEPHONE

The Acquiring Fund accepts telephone requests for redemptions from shareholders who elect this option on their Acquiring Fund application. The proceeds of a telephone redemption may be sent to the shareholders at their address of record or to their bank account, both as set forth in the Acquiring Fund application or in a subsequent written authorization. For telephone requests for wire redemptions of less than $10,000, the Acquiring Fund charges a $15 fee. The Acquiring Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Acquiring Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption requests. Failure by the Acquiring Fund to employ such reasonable procedures may cause the Acquiring Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Acquiring Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day and state: (i) the name of the shareholder appearing on the Acquiring Fund’s records, (ii) the shareholder’s account number with the Acquiring Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account or address of record, and (v) the name and phone number of the person requesting the redemption. Usually, the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (or to the address of record on the next Fund Business Day if paid by check). The Acquiring Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Unless other instructions are given in proper form to the Acquiring Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his or her shares of the Acquiring Fund, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Acquiring Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Acquiring Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Acquiring Fund, or (v) a situation where the Acquiring Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Acquiring Fund.

The Acquiring Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Acquiring Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Acquiring Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Acquiring Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or his Participating Organization’s account after a withdrawal is less than $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Acquiring Fund may impose a monthly service charge of $10 on such accounts, which does not require prior written notice. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period.

In addition, in accordance with applicable customer identification regulations, the Acquiring Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Acquiring Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Acquiring Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Acquiring Fund decides to close the account.

Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Acquiring Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Acquiring Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the transfer agent. Because the withdrawal plan involves the redemption of Acquiring Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Acquiring Fund does not expect that there will be any realized capital gains.

Dividends and Distributions

The Acquiring Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Acquiring Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Acquiring Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Acquiring Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Certain Tax Consequences.” If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Because Class A shares bear the service fee under the Acquiring Fund’s 12b-1 Plan, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the Acquiring Fund. Dividends paid to each Class of shares of the Acquiring Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the service fees payable under the Acquiring Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege

Shareholders of the Acquiring Fund are entitled to exchange some or all of their Class of shares in the Acquiring Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a particular exchange fund, the shareholders of the Acquiring Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares, neither of which are Class A or Class B shares, the shareholders of the Acquiring Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund.

There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Acquiring Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same Class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made. An exchange will be a taxable event to an exchanging shareholder. See “Certain Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

California Daily Tax Free Income Fund, Inc.

c/o Reich & Tang

1411 Broadway, 28th Floor

New York, NY 10018

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918. The Acquiring Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” and “Exchange Privilege,” the Acquiring Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Acquiring Fund’s management or otherwise. The Acquiring Fund’s procedures with respect to frequent purchases and redemptions of Acquiring Fund shares by shareholders are thus limited to the Acquiring Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Acquiring Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Householding of Fund Information

To reduce duplicative mail and the Acquiring Fund’s expenses, we currently mail only one copy of the Acquiring Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution). We will begin sending you individual copies within thirty days after receiving your request.

Certain Tax Consequences

FEDERAL INCOME TAXES

The Acquiring Fund has elected to qualify and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, dividends paid by the Acquiring Fund that are reported by the Acquiring Fund as exempt interest dividends and derived from Municipal Obligations and Participation Certificates, will be exempt from regular federal income tax whether received in cash or reinvested in additional shares, provided the Acquiring Fund meets certain requirements of the Code, including the requirement that at the close of each quarter of its taxable year at least 50 percent of the value of the total assets of the Acquiring Fund consists of Municipal Obligations, subject to certain exceptions, and certain other state and local obligations described in Code Section 103(a), but may be subject to the federal alternative minimum tax. These dividends are referred to as exempt interest dividends. Income exempt from federal income tax, however, may be subject to state and local income tax.

Dividends paid from net investment income from taxable investments, if any, and distributions of any realized short-term capital gains (from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Acquiring Fund.

For shareholders that are Social Security and Railroad Retirement recipients, interest on tax-exempt bonds, including exempt interest dividends paid by the Acquiring Fund, is to be added to the shareholders’ adjusted gross income to determine the amount of Social Security benefits includible in their gross income.

Interest on certain private activity bonds will constitute an item of tax preference subject to the individual federal alternative minimum tax. Shareholders that are corporations will be required to include in alternative minimum taxable income 75% of the amount by which their adjusted current earnings (including tax-exempt interest) exceed their alternative minimum taxable income (determined without this tax item). In certain cases, shareholders that are Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on tax-exempt interest.

The sale, exchange or redemption of shares will generally be a taxable disposition of an asset that may result in a taxable gain or loss for the shareholder if the shareholder receives more or less than its adjusted tax basis for the shares. An exchange pursuant to the exchange privilege is treated as a sale on which the shareholder may realize a taxable gain or loss.

With respect to variable rate demand instruments, including Participation Certificates therein, the Fund will be treated for federal income tax purposes as the owner of an interest in the underlying Municipal Obligations and that the interest thereon will be exempt from regular federal income taxes to the Acquiring Fund to the same extent as the interest on the underlying Municipal Obligations.

The U.S. Supreme Court has held that there is no constitutional prohibition against the federal government’s taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from federal taxation of the interest earned on the Municipal Obligations.

Investors should review the information regarding taxes in the Acquiring Fund’s Statement of Additional Information.

Shareholders are urged to consult their tax advisers with respect to the treatment of distributions from the Acquiring Fund and ownership of shares of the Fund in their own states and localities.

CALIFORNIA INCOME TAXES

The reporting of all or a portion of a dividend paid by the Acquiring Fund as an exempt-interest dividend under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. Under California law, in order to pay exempt-interest dividends, at the end of each quarter of its tax year, at least 50% of the “value” of the Acquiring Fund’s assets must consist of obligations the interest on which, when held by an individual, would be exempt from taxation by the State of California. Assuming compliance with this requirement and the California reporting limitation described below, with respect to dividends treated for federal income tax purposes as exempt-interest dividends that are paid by the Acquiring Fund to a California resident individual shareholder, amounts correctly reported as derived from California Municipal Obligations and/or Territorial Municipal Obligations will not be subject to the California Income Tax. California law, however, limits the amount that may be reported as exempt-interest dividends. With respect to the Acquiring Fund’s taxable year, if the aggregate amount reported as an exempt-interest dividend is greater than the excess of (i) the amount of interest it received which, if held by an individual, was exempt from taxation by California, over (ii) the amounts that, if the Acquiring Fund were treated as an individual, would be disallowed as deductions for expenses related to exempt income under California or federal law, the portion of the distribution reported as an exempt-interest dividend that will be allowed shall be only that proportion of the reported amount that the excess bears to the reported amount.

Distributions from net investment income and capital gains, including exempt interest dividends, will be subject to California corporate franchise tax if received by a corporate shareholder subject to such tax and may be subject to state taxes in states other than California and local taxes imposed by certain cities within California and outside California. Accordingly, investors in the Acquiring Fund including, in particular, corporate investors which may be subject to the California corporate franchise tax, should consult their tax advisers with respect to the application of such taxes to an investment in the Fund, to the receipt of Fund dividends and as to their California tax situation in general.

Exempt-interest dividends which are not derived from California Municipal Obligations and any other dividends of the Acquiring Fund which do not qualify as exempt-interest dividends under California law will be includible in a California resident’s tax base for purposes of the California income tax.

Shareholders are urged to consult their tax advisers with respect to the treatment of distributions from the Acquiring Fund and ownership of shares of the Acquiring Fund in their own states and localities. Investors should also review the information regarding taxes in the Statement of Additional Information.

Distribution Arrangements

Rule 12b-1 Fees

Investors do not pay a sales charge to purchase shares of the Acquiring Fund. However, the Acquiring Fund pays shareholder servicing fees in connection with the provision of servicing to the Class A shareholders. The Acquiring Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Acquiring Fund’s Board has adopted a Rule 12b-1 distribution and service plan (the “Plan”) and, pursuant to the Plan, the Acquiring Fund and RTD have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only).

Under the Distribution Agreement, RTD serves as distributor of the Acquiring Fund’s shares and for nominal consideration (i.e., $1.00) and as agent for the Fund, RTD will solicit orders for the purchase of the Acquiring Fund’s shares, provided that any orders will not be binding on the Acquiring Fund until accepted by the Acquiring Fund as principal.

Under the Shareholder Servicing Agreement, RTD receives, with respect to the Class A shares only, a service fee of 0.20% per annum of the average daily net assets of the Class A shares (the “Shareholder Service Fee”). The fee is accrued daily and paid monthly. Pursuant to this Agreement, RTD provides personal shareholder services and maintains shareholder accounts. Any portion of the fee may be deemed to be used by RTD for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of the Acquiring Fund. For the fiscal year ended December 31, 2012, following a voluntary fee waiver, the Shareholder Servicing Fee for the Class A shares was fully waived. The Class B shareholders will generally not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Acquiring Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by RTD and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class A shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Acquiring Fund’s prospectus to existing shareholders of the Acquiring Fund and preparing and printing Acquiring Fund applications for shareholder accounts.

The Plan provides that RTAM may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits for the following purposes: (i) to pay the costs of and to compensate others, including Participating Organizations with whom RTD has entered into written agreements, for performing shareholder servicing on behalf of the Class A shares of the Fund, (ii) to compensate Participating Organizations for providing assistance in distributing the Class A shares of the Fund, and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of RTD and other persons in connection with the distribution of the Fund’s shares. RTD may also make payments from time to time from its own resources, which may include the Shareholding Servicing Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) above. RTD may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to RTAM and Distributor for any fiscal year under either the Investment Management Contract or Administrative Services Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

RTD or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. RTD negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to RTAM and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by RTD or its affiliates. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, RTD or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by RTD or an affiliate out of its own resources.

SUBJECT TO COMPLETION, DATED April [15], 2013

HighMark California Tax-Free Money Market Fund

HIGHMARK FUNDS

350 California Street, Suite 1600

San Francisco, CA 94104

800-433-6884

California Daily Tax Free Income Fund, Inc.

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, NY 10018

212-830-5200

STATEMENT OF ADDITIONAL INFORMATION

May [    ], 2013

This Statement of Additional Information (“SAI”) relates to the proposed reorganization (the “Reorganization”) of HighMark California Tax-Free Money Market Fund (the “Acquired Fund”), a series of HighMark Funds, a Massachusetts business trust, into the California Daily Tax Free Income Fund, Inc., a Maryland corporation (the “Acquiring Fund”).

This SAI contains information relating to the Reorganization, which may be of interest to shareholders of the Acquired Fund, but which is not included in the Combined Prospectus/Proxy Statement, dated May [15], 2013 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, the Reorganization would involve the transfer of all of the assets of the Acquired Fund in exchange for the assumption of all the Obligations of the Acquired Fund and shares of the Acquiring Fund. The Acquired Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund as a series of the Trust.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (“SEC”) and may be obtained, without charge, by writing to the California Daily Tax Free Income Fund, Inc., c/o Christine Manna, Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018, or by calling (800) 433-1918.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given to them in the Combined Prospectus/Proxy Statement.

TABLE OF CONTENTS

Additional Information about the Acquired Fund and Acquiring Fund	[B-2	]

Financial Statements	[B-2	]

Pro Forma Financial Information	[B-2	]

Additional Information about the Acquired Fund and Acquiring Fund

Incorporated by reference are the following documents which have been filed with the SEC:

The Statement of Additional Information of the California Daily Tax Free Income Fund, Inc. dated April 30, 2013; and

The Statement of Additional Information of HighMark California Tax-Free Money Market Fund dated December 1, 2012.

Financial Statements

This SAI incorporates by reference (i) the Annual Report to Shareholders of the California Daily Tax Free Income Fund, Inc. for the fiscal year ended December 31, 2012, (ii) the Annual Report to Shareholders of Highmark California Tax-Free Money Market Fund for the fiscal year ended July 31, 2012, and (iii) the Semi-Annual Report to Shareholders of HighMark California Tax-Free Money Market Fund for the fiscal period ended January 31, 2013, each of which has been filed with the SEC. Each of these reports contains historical financial information regarding the applicable Funds. The financial statements and the report of the independent registered public accounting firms therein are incorporated herein by reference.

Pro Forma Financial Information

HighMark California Tax-Free Money Market Fund/California Daily Tax Free Income Fund, Inc.

As of December 31, 2012 (Unaudited)

HighMark California Tax- Free Money Market Fund	HighMark California Tax-Free Money Market Fund	California Daily Tax Free Income Fund	California Daily Tax Free Income Fund		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
				Tax Exempt General Obligation Notes and Bonds (6.08%)
				Wisconsin (6.08%)
		1,000,000	1,004,264	Boyceville Community School District, WI TRAN, 0.48%, 10/29/13	1,000,000	1,004,264
		1,800,000	1,802,350	Joint School District No. 2, Villages of Fox Point and Bayside Milwaukee and Ozaukee Counties, WI TRAN, 0.44%, 03/28/13	1,800,000	1,802,350
		900,000	902,187	Maple Dale-Indian Hill School District, WI TRAN, 0.63%, 08/30/13	900,000	902,187
		1,830,000	1,837,734	Northland Pines School District, WI TRAN, 0.45%, 10/10/13	1,830,000	1,837,734
		1,900,000	1,907,830	Rice Lake Area School District, WI TRAN, 0.45%, 10/03/13	1,900,000	1,907,830
		800,000	803,290	Richfield Joint School District No.1, WI TRAN, 0.50%, 10/30/13	800,000	803,290
		2,400,000	2,408,655	School District of Cambridge, Dane and Jefferson Counties, WI TRAN, 0.50%, 09/23/13	2,400,000	2,408,655
		1,000,000	1,004,043	School District of Fall Creek, WI TRAN, 0.50%, 10/25/13	1,000,000	1,004,043
		3,100,000	3,113,315	School District of Maple, WI TRAN, 0.48%, 11/01/13	3,100,000	3,113,315
		1,100,000	1,103,973	School District of Prescott, WI TRAN, 0.50%, 09/23/13	1,100,000	1,103,973
		2,800,000	2,812,673	School District of Wisconsin Dells, WI TRAN, 0.45%, 10/30/13	2,800,000	2,812,673
		3,000,000	3,012,390	Sun Prairie Area School District Dane and Columbia Counties, WI TRAN, 0.50%, 11/01/13	3,000,000	3,012,390
		1,800,000	1,807,679	Unified School District of Antigo, WI TRAN, 0.48%, 10/29/13	1,800,000	1,807,679
		1,350,000	1,355,537	Whitehall School District, WI TRAN, 0.50%, 10/29/13	1,350,000	1,355,537
15,000,000	15,144,105			State of California, 2.50%, 06/20/13	15,000,000	15,144,105
4,000,000	4,035,028			Los Angeles County, CA TRAN, 2.00%, 06/28/13	4,000,000	4,035,028

19,000,000	19,179,133	24,780,000	24,875,920	Total Tax Exempt General Obligation Notes and Bonds	43,780,000	44,055,053

				Tax Exempt Variable Rate Demand Instruments (a) (95.41%)
				California (89.14%)
4,000,000	4,000,000			Alameda County, Industrial Development Authority Revenue (Ettore Products Company Project), RB, LOC Comerica Bank, 0.19%, 12/01/30	4,000,000	4,000,000
		3,455,000	3,455,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations (Jewish Home of San Francisco Project)—Series 2005, LOC Wells Fargo Bank, N.A., 0.05%, 11/15/35	3,455,000	3,455,000
4,410,000	4,410,000			Association for Bay Area Government Finance Authority for Nonprofit Corporations (Episcopal Homes Foundation), COP, LOC Wells Fargo Bank, N.A., 0.10%, 02/01/25	4,410,000	4,410,000
		3,300,000	3,300,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services)—Series 2008, LOC Wells Fargo Bank, N.A., 0.11%, 08/01/38	3,300,000	3,300,000
		1,800,000	1,800,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations (Sharp Healthcare)—Series 2009D, LOC Citibank, N.A., 0.15%, 08/01/35	1,800,000	1,800,000
		6,700,000	6,700,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB—2008 Series A-1, LOC JPMorgan Chase Bank, N.A., 0.11%, 04/01/45	6,700,000	6,700,000
		11,000,000	11,000,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB—2008 Series E-1, LOC Bank of Tokyo Mitsubishi, UFJ, 0.10%, 04/01/45	11,000,000	11,000,000

HighMark California Tax-Free Money Market Fund/California Daily Tax Free Income Fund, Inc.

As of December 31, 2012 (Unaudited)

HighMark California Tax- Free Money Market Fund	HighMark California Tax-Free Money Market Fund	California Daily Tax Free Income Fund	California Daily Tax Free Income Fund		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
		10,400,000	10,400,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB—Series 2001A, LOC Barclays Bank, PLC, 0.11%, 04/01/36	10,400,000	10,400,000
		9,750,000	9,750,000	BB&T Municipal Trust Floater Certificates Series 2011, LOC Branch Banking & Trust Company, 0.16%, 09/01/22	9,750,000	9,750,000
8,300,000	8,300,000			California HFFA, LOC Sumitomo Mitsui Banking Corporation, 0.12%, 07/01/35	8,300,000	8,300,000
10,000,000	10,000,000			California HFFA, LOC Citibank, N.A., 0.12%, 07/01/33	10,000,000	10,000,000
		7,450,000	7,450,000	California HFFA Hospital RB (Adventist Health System/West)—Series 2002B, LOC Wells Fargo Bank, N.A., 0.05%, 09/01/25	7,450,000	7,450,000
		3,000,000	3,000,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool)—Series 1991A, LOC U.S. Bank, N.A., 0.10%, 08/01/21	3,000,000	3,000,000
		11,400,000	11,400,000	California HFFA RB (Catholic Healthcare West Loan Program)—2011 Series C, LOC BMO Harris Bank, 0.10%, 03/01/47	11,400,000	11,400,000
		4,800,000	4,800,000	California HFFA RB (Scripps Health)—2010 Series B, LOC JPMorgan Chase Bank, N.A., 0.13%, 10/01/40	4,800,000	4,800,000
9,500,000	9,500,000			California Housing Finance Agency, FHMA/FHLMC Insured, 0.13%, 02/01/35	9,500,000	9,500,000
13,000,000	13,000,000			California Infrastructure and Economic Development Bank, LOC Wells Fargo Bank, N.A., 0.10%, 09/01/34	13,000,000	13,000,000
7,130,000	7,130,000			California Infrastructure and Economic Development Bank, LOC Comerica Bank, 0.15%, 09/01/34	7,130,000	7,130,000
11,550,000	11,550,000			California Infrastructure and Economic Development Bank, LOC Sumitomo Mitsui Banking Corporation, 0.09%, 12/01/16	11,550,000	11,550,000
2,700,000	2,700,000			California Infrastructure and Economic Development Bank RB (Los Angeles Museum)—Series A, LOC Wells Fargo Bank, N.A., 0.11%, 09/01/37	2,700,000	2,700,000
12,120,000	12,120,000			California Infrastructure and Economic Development Bank RB (Jewish Community Center)—Series A, LOC Bank of America, N.A., 0.14%, 12/01/31	12,120,000	12,120,000
7,220,000	7,220,000			California Infrastructure and Economic Development Bank RB (California Academy)—Series E, LOC Northern Trust Co., 0.11%, 09/01/38	7,220,000	7,220,000
		6,000,000	6,000,000	California Infrastructure and Economic Development Bank Refunding RB (Pacific Gas and Electric Company)—2009 Series B, LOC Mizuho Corporate Bank Ltd, 0.11%, 11/01/26	6,000,000	6,000,000
		8,100,000	8,100,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company)— 2009 Series D, LOC Sumitomo Mitsui Banking Corporation, 0.05%, 12/01/16	8,100,000	8,100,000
		5,975,000	5,975,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company)— 2009 Series A, LOC Mizuho Corporate Bank Ltd, 0.11%, 11/01/26	5,975,000	5,975,000
5,000,000	5,000,000			California Municipal Finance Authority RB (Westmont College)—Series A, LOC Comerica Bank, 0.17%, 01/01/40	5,000,000	5,000,000
		5,000,000	5,000,000	California Municipal Finance Authority RB (La Sierra University)—Series 2008A, LOC Wells Fargo Bank, N.A., 0.11%, 08/01/28	5,000,000	5,000,000
11,500,000	11,500,000			California Pollution Control Financing Authority RB (Resource Recovery, Wadham Energy), LOC BNP Paribas, 0.44%, 11/01/17	11,500,000	11,500,000
4,400,000	4,400,000			California Pollution Control Financing Authority RB—Series C, LOC JPMorgan Chase Bank, N.A., 0.11%, 11/01/26	4,400,000	4,400,000
		1,400,000	1,400,000	California Pollution Control Financing Authority PCRRB (Pacific Gas and Electric Company) Series 1996E, LOC JPMorgan Chase Bank, N.A., 0.11%, 11/01/26	1,400,000	1,400,000

HighMark California Tax-Free Money Market Fund/California Daily Tax Free Income Fund, Inc.

As of December 31, 2012 (Unaudited)

HighMark California Tax- Free Money Market Fund	HighMark California Tax-Free Money Market Fund	California Daily Tax Free Income Fund	California Daily Tax Free Income Fund		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
19,000,000	19,000,000			California State, Educational Facilities Authority, California Institute of Technology, RB, Institute Guaranteed, 0.10%, 01/01/24	19,000,000	19,000,000
6,150,000	6,150,000			California Statewide Communities Development Authority RB (Redlands Community Hospital)—Series B, LOC JP Morgan Chase Bank, N.A., 0.12%, 04/01/29	6,150,000	6,150,000
		9,200,000	9,200,000	California Statewide Communities Development Authority RB (The Master's College)—Series 2007, LOC U.S. Bank, N.A., 0.13%, 02/01/37	9,200,000	9,200,000
		6,600,000	6,600,000	California Statewide Communities Development Authority RB (Chadwick School)—Series 2002, LOC JPMorgan Chase Bank, N.A., 0.17%, 10/01/29	6,600,000	6,600,000
3,500,000	3,500,000			City of Hemet, CA, FHLMC Insured, 0.12%, 01/01/25	3,500,000	3,500,000
1,515,000	1,515,000			City of Irvine, CA, Improvement Bond Act 1915, Special Assessment District No. 94-13, LOC State Street Bank & Trust Company, 0.10%, 09/02/22	1,515,000	1,515,000
		536,000	536,000	City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California), LOC State Street Bank & Trust Company/California State Teachers Retirement System, 0.10%, 09/02/15	536,000	536,000
375,000	375,000			City of Livermore, CA, Multi-Family Housing Authority, Mortgage Portola, RB, FHLMC Insured, 0.14%, 05/01/19	375,000	375,000
4,570,000	4,570,000			City of Livermore, CA, COP, Capital Projects, LOC U.S. Bank, N.A., 0.12%, 10/01/30	4,570,000	4,570,000
		7,300,000	7,300,000	City of Ontario, CA Multifamily Housing RRB (Park Centre Apartments)—Series 2005, 0.13%, 12/01/35	7,300,000	7,300,000
		6,800,000	6,800,000	City of Upland, CA Apartment Development RRB (Mountain Springs)—Series 1998A, Collateralized by Federal National Mortgage Association, 0.13%, 11/15/28	6,800,000	6,800,000
9,000,000	9,000,000			Contra Costa County, CA MHRB (Riverside Apartments) Series 1992B, FNMA Insured, 0.12%, 11/15/22	9,000,000	9,000,000
		3,920,000	3,920,000	Housing Authority of the County of Sacramento Multifamily Housing RRB (Ashford Park Apartments) 1996 Issue D, Collateralized by Federal National Mortgage Association, 0.10%, 07/15/29	3,920,000	3,920,000
		9,000,000	9,000,000	Irvine Ranch Water District Consolidated Improvement District Series GO 2009B, LOC Bank of America, N.A., 0.13%, 10/01/41	9,000,000	9,000,000
		2,400,000	2,400,000	Irvine Ranch Water District Series 1991 District No. 105, 250 and 290, LOC Bank of New York Mellon, N.A., 0.08%, 08/01/16	2,400,000	2,400,000
		2,700,000	2,700,000	Irvine Ranch Water District Series 1995 District No. 105, 140, 240 and 250, LOC Sumitomo Mitsui Banking Corporation, 0.11%, 01/01/21	2,700,000	2,700,000
3,170,000	3,170,000	1,500,000	1,500,000	Kern Water Bank Authority RB Series 2003A, LOC Wells Fargo Bank, N.A., 0.11%, 07/01/28	4,670,000	4,670,000
		4,630,000	4,630,000	Lake Elsinore, CA Recreation Authority RRB (Public Facilities Project)—Series 2000A, LOC California State Teachers Retirement System/ Union Bank of California, 0.14%, 02/01/32	4,630,000	4,630,000
3,540,000	3,540,000			Livermore Redevelopment Agency, CA, FNMA Insured, 0.11%, 07/15/39	3,540,000	3,540,000
3,200,000	3,200,000			Los Angeles County, CA, FHLMC Insured, 0.10%, 07/01/14	3,200,000	3,200,000
23,000,000	23,000,000			Los Angeles County Metropolitan Transportation Authority RB—Series A-2, LOC Mizuho Corp., 0.11%, 07/01/23	23,000,000	23,000,000
1,965,000	1,965,000			Los Angeles Wastewater System Revenue RB, LOC JP Morgan Chase Bank, N.A., 0.12%, 06/01/28	1,965,000	1,965,000
6,400,000	6,400,000			Los Angeles Wastewater System Revenue RB, LOC JP Morgan Chase Bank, N.A., 0.13%, 06/01/28	6,400,000	6,400,000
21,300,000	21,300,000			Los Angeles Department of Water & Power, LOC Barclays Bank, PLC, 0.10%, 07/01/35	21,300,000	21,300,000
11,500,000	11,500,000			Orange County, Apartment Development Revenue RB (WLCO LF Partners)—Series G-1, FNMA Insured, 0.12%, 11/15/28	11,500,000	11,500,000

HighMark California Tax-Free Money Market Fund/California Daily Tax Free Income Fund, Inc.

As of December 31, 2012 (Unaudited)

HighMark California Tax- Free Money Market Fund	HighMark California Tax-Free Money Market Fund	California Daily Tax Free Income Fund	California Daily Tax Free Income Fund		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
16,245,000	16,245,000			Pittsburg Public Financing Authority, PA, RB, LOC Bank of the West, 0.22%, 06/01/35	16,245,000	16,245,000
3,000,000	3,000,000			Pittsburgh Water & Sewer Authority, SPA JP Morgan Chase Bank, N.A., 0.27%, 09/01/33	3,000,000	3,000,000
4,565,000	4,565,000			Pittsburgh Water & Sewer Authority, SPA JP Morgan Chase Bank, N.A., 0.26%, 09/01/33	4,565,000	4,565,000
5,740,000	5,740,000			Rancho Water District Community Facilities District No 89-5, Special Tax, LOC Wells Fargo, N.A., 0.11%, 09/01/28	5,740,000	5,740,000
		14,580,000	14,580,000	Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds—Series 2004A, LOC State Street Bank & Trust Company/California State Teachers Retirement System, 0.11%, 09/01/35	14,580,000	14,580,000
1,550,000	1,550,000			Riverside, CA, Public Facilities RB, Series B, LOC State Street Bank & Trust Company, 0.13%, 12/01/15	1,550,000	1,550,000
		1,300,000	1,300,000	Riverside County, CA 1985 COPs (ACES) Type One Series A, LOC State Street Bank & Trust Company, 0.13%, 12/01/15	1,300,000	1,300,000
7,000,000	7,000,000			Sacramento County, CA, Special Facilities Revenue, Cessna Aircraft Company Project, RB, LOC Bank of America, N.A., 0.19%, 11/02/28	7,000,000	7,000,000
5,500,000	5,500,000			Sacramento Regional County Sanitation District, LOC JP Morgan Chase Bank, N.A., 0.13%, 12/01/40	5,500,000	5,500,000
12,550,000	12,550,000			San Diego County Regional Transportation Commission, RB, SPA JP Morgan Chase Bank, N.A., 0.11%, 04/01/38	12,550,000	12,550,000
2,000,000	2,000,000			San Diego County Regional Transportation Commission, RB, LOC Mizuho Corp., 0.13%, 04/01/38	2,000,000	2,000,000
2,600,000	2,600,000			San Francisco City & County, Folsom-Dore Apartment Project, RB, LOC Citibank, N.A., 0.18%, 12/01/34	2,600,000	2,600,000
5,875,000	5,875,000			San Francisco City & County, Airports Commission, Series 36-C, RB, LOC U.S. Bank, N.A., 0.13%, 05/01/26	5,875,000	5,875,000
5,280,000	5,280,000			San Francisco City & County, Finance Corporation Lease, Moscone Center, Series 2008-2, RB, LOC State Street Bank & Trust Co., 0.10%, 04/01/30	5,280,000	5,280,000
		5,500,000	5,500,000	San Francisco, CA Redevelopment Agency of City & County (Fillmore Center)—Series A-1, Guaranteed by Federal Home Loan Mortgage Corporation, 0.14%, 12/01/17	5,500,000	5,500,000
9,600,000	9,600,000			San Jose, Redevelopment Agency, Merged Area Redevelopment Project, Series B, RB, LOC JPMorgan Chase Bank, N.A., 0.14%, 08/01/32	9,600,000	9,600,000
1,500,000	1,500,000			San Rafael, Redevelopment Agency, Fairfax Standard Apartments, Series A, RB, LOC Citibank, N.A., 0.23%, 09/01/31	1,500,000	1,500,000
350,000	350,000	1,100,000	1,100,000	Santa Clara County, CA El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project)—Series A LOC State Street Bank & Trust Company, 0.13%, 08/01/15	1,450,000	1,450,000
		2,675,000	2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments)—Series 1997A Collateralized by Federal National Mortgage Association, 0.11%, 02/15/27	2,675,000	2,675,000
3,200,000	3,200,000			South Carolina Jobs-Economic Development Authority, LOC Bank of America, N.A., 0.29%, 05/01/19	3,200,000	3,200,000
31,770,000	31,770,000			Southern California Public Power Authority, Electric Power and Light Revenue, Magnolia Power Project, Series A, RB, LOC U.S. Bank, N.A., 0.12%, 07/01/36	31,770,000	31,770,000
6,395,000	6,395,000			Southern California Public Power Authority, AGM Insured, SPA Wells Fargo Bank, N.A., 0.11%, 07/01/21	6,395,000	6,395,000
		2,400,000	2,400,000	State of California Economic Recovery Bonds Series 2004C-3, LOC Bank of America, N.A., 0.09%, 07/01/23	2,400,000	2,400,000
2,250,000	2,250,000			State of California GO Bonds, LOC Citibank, N.A., 0.10%, 05/01/34	2,250,000	2,250,000
3,600,000	3,600,000			State of California GO Bonds, LOC Citibank, N.A., 0.09%, 05/01/34	3,600,000	3,600,000

HighMark California Tax-Free Money Market Fund/California Daily Tax Free Income Fund, Inc.

As of December 31, 2012 (Unaudited)

HighMark California Tax- Free Money Market Fund	HighMark California Tax-Free Money Market Fund	California Daily Tax Free Income Fund	California Daily Tax Free Income Fund		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
23,000,000	23,000,000			State of California GO Bonds, Series A, Sub-series A-1-2, LOC Royal Bank of Canada, 0.10%, 05/01/40	23,000,000	23,000,000
20,000,000	20,000,000			State of California GO Bonds, Series A, Sub-series A-2-2, LOC Royal Bank of Canada, 0.10%, 05/01/40	20,000,000	20,000,000
		7,000,000	7,000,000	State of California GO Bonds, Series 2003A-2 LOC BMO Harris Bank, 0.08%, 05/01/33	7,000,000	7,000,000
		11,300,000	11,300,000	State of California GO Bonds, Series 2004B-1 LOC Citibank, N.A., 0.09%, 05/01/34	11,300,000	11,300,000
		3,250,000	3,250,000	State of California GO Bonds, Series 2004B-2 LOC Citibank, N.A., 0.11%, 05/01/34	3,250,000	3,250,000
25,000,000	25,000,000			Tustin Unified School District Community Facility District No. 07-1, LOC Bank of America, N.A., 0.13%, 09/01/50	25,000,000	25,000,000
9,690,000	9,690,000			University of California, SPA Wells Fargo Bank, N.A., 0.09%, 05/15/32	9,690,000	9,690,000
1,025,000	1,025,000			University of California, SPA Wells Fargo Bank, N.A., 0.09%, 05/15/32	1,025,000	1,025,000
4,000,000	4,000,000			Vallejo, Multi-Family Housing Authority, RB, FNMA Insured, 0.15%, 05/15/22	4,000,000	4,000,000

442,300,000	442,300,000	203,221,000	203,221,000		645,521,000	645,521,000

				New York (1.10%)
		8,000,000	8,000,000	City of New York GO Bonds, Fiscal 2012 Series D Subseries D-3, LOC BNY Mellon. N.A., 0.12%, 10/01/39	8,000,000	8,000,000

				Pennsylvania (3.44%)
15,100,000	15,100,000			Pennsylvania Turnpike Commission, Series B, RB, AGM Insured, SPA JP Morgan Chase Bank, N.A., 0.16%, 07/15/41	15,100,000	15,100,000
9,800,000	9,800,000			Pennsylvania Turnpike Commission, Series D, RB, AGM Insured, SPA JP Morgan Chase Bank, N.A., 0.16%, 07/15/41	9,800,000	9,800,000

24,900,000	24,900,000				24,900,000	24,900,000

				Puerto Rico (0.28%)
2,000,000	2,000,000			Commonwealth of Puerto Rico, LOC Barclays Bank, PLC, 0.13%, 07/01/20	2,000,000	2,000,000

				Wisconsin (1.45%)
10,500,000	10,500,000			Wisconsin Housing & Economic Development Authority, Series C, RB, SPA BNP Paribas, 0.85%, 09/01/23	10,500,000	10,500,000

479,700,000	479,700,000	211,221,000	211,221,000	Total Tax Exempt Variable Rate Demand Instruments	690,921,000	690,921,000

				Variable Rate Demand Instruments—Private Placements (a) (0.07%)
				California (0.07%)
		515,000	515,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project)—Series 1984B LOC Wells Fargo Bank, N.A., 1.63%, 12/01/14	515,000	515,000

		515,000	515,000	Total Variable Rate Demand Instruments—Private Placements	515,000	515,000

				Registered Investment Companies (0.16%)
1,102,456	1,102,456			BlackRock Liquidity Funds, California Money Fund	1,102,456	1,102,456
21,840	21,840			Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio	21,840	21,840

1,124,296	1,124,296				1,124,296	1,124,296

	500,003,429		236,611,920	Total Investments (101.72%)		736,615,349
				(cost $500,033,429, $236,611,920 and $736,615,349, respectively†)
	140,046		(12,607,012)	Liabilities in excess of cash and other assets (-1.72%)		(12,466,966)

	$500,143,475		$224,004,908	Net Assets (100.00%)		$724,148,383

†	Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

HighMark California Tax-Free Money Market Fund/California Daily Tax Free Income Fund, Inc.

As of December 31, 2012 (Unaudited)

FOOTNOTES:

(a)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a guarantee/bank letter of credit and/or a liquidity agreement. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
ACES	=	Adjustable Convertible Extendable Securities
AGM	=	Assured Guaranty Municipal Corporation
COP	=	Certificates of Participation
FHLMC	=	Federal Home Loan Mortgage Corporation
FNMA	=	Federal National Mortgage Association
GO	=	General Obligation
HFFA	=	Health Facilities Financing Authority
LOC	=	Letter of Credit
MHRB	=	Multi-family Housing Revenue Bond
PCRRB	=	Pollution Control Refunding Revenue Bond
RB	=	Revenue Bond
RRB	=	Refunding Revenue Bond
SPA	=	Standby Purchase Agreement
TRAN	=	Tax and Revenue Anticipation Note (Promissory)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$692,560,296	94.02%
31 through 60 Days	0	0.00
61 through 90 Days	1,802,350	0.24
91 through 120 Days	0	0.00
121 through 180 Days	0	0.00
180 through 397 Days	42,252,703	5.74

Total	$736,615,349	100.00%

HighMark California Tax-Free Money Market Fund/California Daily Tax Free Income Fund, Inc.

Pro Forma Combined Statements of Assets and Liabilities

As of December 31, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments		Pro Forma Combined
	HighMark California Tax-Free Money Market Fund	California Daily Tax Free Income Fund
Assets
Investments in securities, at amortized cost	$500,003,429	$236,611,920	$—		$736,615,349
Accrued interest receivable	264,975	74,488	—		339,463
Deferred compensation	39,000	—	(39,000	)(a)	—
Prepaid expenses	2,301	6,704	—		9,005

Total assets	500,309,705	236,693,112	(39,000)		736,963,817

Liabilities
Investment management fees payable	—	4,036	—		4,036
Administration fees payable	39,151	10,000	—		49,151
Transfer agency fees payable	8,677	—	—		8,677
Due to custodian	20	12,579,234	—		12,579,254
Deferred compensation payable	39,000	—	(39,000	)(a)	—
Accrued expenses	67,353	94,934	—		162,287
Dividends payable	12,029	—	—		12,029

Total liabilities	166,230	12,688,204	(39,000)		12,815,434

Net assets	$500,143,475	$224,004,908	$—		$724,148,383

Source of Net Assets
Net capital paid in on shares of capital stock	$500,100,824	$224,001,122	$—		$724,101,946
Undistributed net investment income	42,154	3,786	—		45,940
Accumulated net realized gain (loss)	497	—	—		497

Net assets	$500,143,475	$224,004,908	$—		$724,148,383

Net Assets
Fiduciary Shares (b)	$207,107,941	N/A	$(207,107,941)		$—
Class A Shares/Class A Shares (c)	279,890,369	$157,636,085	13,145,165		450,671,619	(d)
Class S Shares (c)	13,145,165	N/A	(13,145,165)		—
Class B Shares (b)	N/A	8,148,453	207,107,941		215,256,394	(d)
Advantage Shares	N/A	$58,220,370	—		58,220,370	(d)

Total net assets	$500,143,475	$224,004,908	$—		$724,148,383

Shares Outstanding
Fiduciary Shares (b)	207,090,144	N/A	(207,090,144)		—
Class A Shares/Class A Shares (c)	279,872,317	157,644,492	13,143,806		450,660,615
Class S Shares (c)	13,143,806	N/A	(13,143,806)		—
Class B Shares (b)	N/A	8,148,887	207,090,144		215,239,031
Advantage Shares	N/A	58,223,476	—		58,223,476
Net Asset Value Per Share
Fiduciary Shares (b)	$1.00	N/A			N/A
Class A Shares/Class A Shares (c)	$1.00	$1.00			$1.00
Class S Shares (c)	$1.00	N/A			N/A
Class B Shares (b)	N/A	$1.00			$1.00
Advantage Shares	N/A	$1.00			$1.00

(a)	Reflects the netting of deferred compensation and deferred compensation payable.
(b)	Fiduciary Shares of Acquired Fund are exchanged for Class B Shares of Acquiring Fund.
(c)	Class A and Class S Shares of Acquired Fund are exchanged for Class A Shares of Acquiring Fund.
(d)	Reflects total combined net assets due to the merger.

HighMark California Tax-Free Money Market Fund/California Daily Tax Free Income Fund, Inc.

Pro Forma Combined Statements of Operations

For the twelve months ended December 31, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments		Pro Forma Combined
	HighMark California Tax-Free Money Market Fund	California Daily Tax Free Income Fund
Investment Income
Income:
Interest	$1,099,536	$477,146	$—		$1,576,682

Expenses:
Investment management fee	1,501,432	670,431	—		2,171,863
Administration fee	751,264	469,301	298,545	(a)	1,519,110
Shareholder servicing fee (Fiduciary Shares)	538,812	—	(538,812	)(b)	—
Shareholder servicing fee (Class A Shares/Class A Shares)	676,032	299,651	(106,791	)(a)(c)	868,892
Shareholder servicing fee (Advantage Shares)	—	164,644	—		164,644
Distribution fee (Class A Shares/Class A Shares)	676,032	—	(676,032	)(a)(c)	—
Distribution fee (Class S Shares)	79,970	—	(79,970	)(c)	—
Distribution fee (Advantage Shares)	—	296,360	—		296,360
Custodian expenses	31,280	14,651	(18,478	)(d)	27,453
Shareholder servicing and related shareholder expenses	102,183	120,776	212,591	(a)(d)	435,550
Legal, compliance and filing fees	81,615	54,757	(23,648	)(d)	112,724
Audit and accounting	34,243	104,983	(8,107	)(d)	131,119
Trustees/Directors' fees and expenses	40,352	24,992	(35,354	)(d)	29,990
Other expenses	53,253	13,766	(51,509	)(d)	15,510

Total expenses	4,566,468	2,234,312	(1,027,565)		5,773,215

Less: Waivers and reimbursements
Investment management fee	(1,427,552)	(505,765)	660,158	(e)	(1,273,159)
Administration fee	(118,677)	(434,301)	(850,390	)(e)	(1,403,368)
Shareholder servicing fee (Fiduciary Shares)	(538,812)	—	538,812	(b)(e)	—
Shareholder servicing fee (Class A Shares/Class A Shares)	(676,032)	(299,651)	106,791	(c)(e)	(868,892)
Shareholder servicing fee (Advantage Shares)	—	(164,644)	—		(164,644)
Distribution fee (Class A Shares/Class A Shares)	(676,032)	—	676,032	(c)	—
Distribution fee (Class S Shares)	(79,970)	—	79,970	(c)	—
Distribution fee (Advantage Shares)	—	(296,360)	—		(296,360)
Transfer agency fees (Class A Shares/Class A Shares)	—	(74,913)	(142,310	)(e)	(217,223)
Transfer agency fees (Class B Shares)	—	(3,897)	(107,644	)(e)	(111,541)

Total waivers and reimbursements	(3,517,075)	(1,779,531)	961,419		(4,335,187)

Less: Earnings credits	—	(25)	—		(25)

Net expenses	1,049,393	454,756	(66,146)		1,438,003

Net investment income	50,143	22,390	66,146		138,679
Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	497	—	—		497

Increase in net assets from operations	$50,640	$22,390	$66,146		$139,176

(a)	Based on contract in effect for the surviving fund.
(b)	Fiduciary Shares of Acquired Fund are exchanged for Class B Shares of Acquiring Fund.
(c)	Class A and Class S Shares of Acquired Fund are exchanged for Class A Shares of Acquiring Fund.
(d)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e)	Reflects the waivers to maintain a minimum yield in light of market conditions.

HighMark California Tax-Free Money Market Fund

California Daily Tax Free Income Fund, Inc.

Notes to Pro Forma Combined Financial Statements (Unaudited)

December 31, 2012

1:    Description of the Fund

California Daily Tax Free Income Fund, Inc. (the “Acquiring Fund” or the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Acquiring Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

2:    Basis of Combination and Significant Accounting Policies

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed combination of HighMark California Tax-Free Money Market Fund (the “Acquired Fund”), a series of HighMark Funds, a Massachusetts business trust, by the Acquiring Fund as if such combination had taken place as of December 31, 2012. The unaudited pro forma combined Statement of Operations reflects the results of the combined fund for the year ended December 31, 2012, as if the combination had taken place on January 1, 2012.

Under the terms of the Agreement and Plan of Reorganization (the “Plan”), the combination of the Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The combination will be accomplished by an acquisition of the net assets of the Acquired Fund and the assumption of the Acquired Fund’s obligations (as defined in the Plan), in exchange for shares of the Acquiring Fund at net asset value. Following the combination, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the Acquiring Fund and Acquired Fund, which have been incorporated by reference from their respective Statements of Additional Information.

The following is a summary of significant accounting policies followed by the Acquiring Fund in the preparation of its financial statements. The policies are in accordance with GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A:  Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under the method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1—prices are determined using quoted prices in an active market for identical assets.

Level 2—prices are determined using significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3—prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value investments held by the Acquired Fund and Acquiring Fund as of December 31, 2012:

Valuation Inputs	Acquired Fund	Acquiring Fund	Pro Forma Combined
Level 1	$1,124,296	$—	$1,124,296

Level 2	498,879,133	236,611,920	$735,491,053

Level 3	—	—	—

Total	$500,003,429	$236,611,920	$736,615,349

B:  Shares of Common Stock

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at December 31, 2012, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of December 31, 2012, divided by the net asset value per share of the shares of the Acquiring Fund as of December 31, 2012. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at December 31, 2012:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	157,644,492	293,016,123	450,660,615

Class B	8,148,887	207,090,144	215,239,031

Advantage Shares	58,223,476	—	58,223,476

C: Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the combination, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

D: Waivers and Reimbursements For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Class A and Class B shares of the Acquiring Fund will be 0.80% and 0.55% of the average daily net assets of Class A and Class B, respectively. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Class A shares and Class B shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.12%.

OTHER INFORMATION

Item 15.	Indemnification

The Registrant incorporates herein by reference the response to Item 25 of Part C of the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on September 24, 2002.

Item 16.	Exhibits.

(1)(a)	Articles of Incorporation of the Registrant, filed with the Maryland State Department of Assessments and Taxation on December 5, 1986 originally filed with the initial Registration Statement on Form N-1A on November 26, 1986, and re-filed for Edgar purposes only with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 1999, and incorporated herein by reference.

(a.1)	Articles of Amendment of the Registrant, filed with the Maryland State Department of Assessments and Taxation on May 27, 2003 filed with Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A on April 29, 2004, and incorporated herein by reference.

(a.2)	Articles Supplementary of the Registrant filed with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A on September 24, 2002, and incorporated herein by reference.

(2)	Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on April 29, 2002, and incorporated herein by reference.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization – filed herewith.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Fund’s Articles of Incorporation and By-Laws.

(6)(a)	Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on April 30, 2001, and incorporated herein by reference.

(7)(a)	Distribution Agreement, dated October 30, 2000, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on April 30, 2001, and incorporated herein by reference.

(b)	Distribution Agreement dated July 25, 2002, between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A on September 24, 2002, and incorporated herein by reference.

(c)	Amendment dated April 17, 2003, to the Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(d)	Amendment dated May 27, 2003, to the Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A on April 29, 2004, and incorporated herein by reference.

(e)	Amendment dated April 29, 2004, to the Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(8)	Not Applicable.

(9)(a)	Custody Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on April 28, 2006, and incorporated herein by reference.

(b)	Amendment to the Custody Agreement dated September 16, 2010 between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(c)	Amendment to Schedule I of the Custody Agreement dated October 1, 2010, between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(d)	Amendment to Schedule II of the Custody Agreement dated October 1, 2010, between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(10)(a)	Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(b)	Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Advantage Class of shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(11)(a)	Opinion of Counsel regarding legality of issuance of shares – filed herewith.

(b)	Consent of Counsel – filed herewith.

(12)	Form of Opinion of Counsel on tax matters – filed herewith.

Other Material Contracts

(13)(a)	Administrative Services Contract, dated October 30, 2000, between Registrant and Reich & Tang Asset Management, LLC (formerly Reich & Tang Asset Management L.P.) filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on April 30, 2001, and incorporated herein by reference.

(b)	Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A on April 24, 2003, and incorporated herein by reference.

(c)	Fund Accounting Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(c.1)	Amendment to the Fund Accounting Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(d)	Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(d.1)	Amendment to the Cash Management and Related Services Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon, filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on April 28, 2011, and incorporated herein by reference.

(e)	Shareholder Servicing Agreement, dated October 30, 2000, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on April 30, 2001, and incorporated herein by reference.

(f)	Shareholder Servicing Agreement, dated July 25, 2002, between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class Shares) filed with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A on September 24, 2002, and incorporated herein by reference.

(f.1)	Amendment dated April 17, 2003 to the Shareholder Servicing Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class of Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(f.2)	Amendment dated May 27, 2003 to the Shareholder Servicing Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class of Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(f.3)	Amendment dated April 29, 2004 to the Shareholder Servicing Agreement between the Registrant and Reich & Tang Distributors, Inc. with respect to the Advantage Class of Shares (formerly known as the Liquidity Class of Shares) filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on April 28, 2005, and incorporated herein by reference.

(g)	Form of Expense Limitation Agreement between the Registrant, Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc. – filed herewith.

(14)(a)	Consent of PricewaterhouseCoopers LLP (California Daily Tax Free Income Fund, Inc.) – filed herewith.

(b)	Consent of Deloitte & Touche LLP (HighMark California Tax-Free Money Market Fund) – filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney of Directors of Registrant – filed herewith.

(17)(a)

Prospectus of HighMark California Tax-Free Money Market Fund, Inc. dated December 1, 2012, incorporated by reference from the filing on November 20, 2012.

Statement of Additional Information of HighMark California Tax-Free Money Market Fund, Inc. dated December 1, 2012, incorporated by reference from the filing on November 20, 2012.

Annual Report of HighMark California Tax-Free Money Market Fund for the fiscal year ended July 31, 2012, incorporated by reference from the filing on October 9, 2012.

Semi-Annual Report of HighMark California Tax-Free Money Market Fund for the period ended January 31, 2013, incorporated by reference from the filing on [                    ].

Prospectus of California Daily Tax Free Income Fund, Inc. dated April [    ], 2013 incorporated by reference from the filing on [                    ].

Statement of Additional Information of California Daily Tax Free Income Fund, Inc. dated April [    ], 2013, as supplemented incorporated by reference from the filing on [                    ], and [                    ].

Annual Report of California Daily Tax Free Income Fund, Inc. for the fiscal year ended December 31, 2012, incorporated by reference to the filing on [    ] 2013.

(17)(b)	Form of proxy card – filed herewith.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 15th day of April, 2013.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

By:	/s/ Michael P. Lydon
Michael P. Lydon
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 15th of April, 2013.

	SIGNATURE	CAPACITY	DATE

By:	/s/ Michael P. Lydon
	Michael P. Lydon	President and Director	April 15, 2013

By:	/s/ Esther Cheung
	Esther Cheung	Principal Financial Officer	April 15, 2013

By:	/s/ Steven W. Duff	Director	April 15, 2013

	Albert R. Dowden	Director *
	Carl Frischling	Director *
	Edward A. Kuczmarski	Director *
	William Lerner	Director *
	Robert Straniere	Director *
	Dr. Yung Wong	Director *

By:	/s/ Christine Manna		April 15, 2013
Christine Manna
* Attorney-in-Fact

*	See Exhibit 16 herein for Powers of Attorney.

EXHIBIT INDEX

4	Agreement and Plan of Reorganization

11(a)	Opinion of Counsel regarding legality of issuance of shares

11(b)	Consent of Counsel

11(c)	Form of Opinion of Counsel on tax matters

13(g)	Form of Expense Limitation Agreement

14(a)	Consent of PricewaterhouseCoopers LLP (California Daily Tax Free Income Fund, Inc.)

14(b)	Consent of Deloitte & Touche LLP (HighMark California Tax-Free Money Market Fund)

16	Powers of Attorney of Directors of Registrant

17(b)	Form of Proxy Card